As filed with the Securities and Exchange            Registration No. 33-34370*
Commission on February 27, 1998                      Registration No. 811-2512
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 34 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [X]   on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.               PART A (PROSPECTUS)                                LOCATION

   1    Cover Page...........................................   Cover Page

   2    Definitions..........................................   Definitions

   3    Synopsis.............................................   Prospectus Summary; Fee Table

   4    Condensed Financial Information......................   Condensed Financial Information

   5    General Description of Registrant, Depositor, and
        Portfolio Companies..................................   The Company; Variable Annuity Account B; The Funds

   6    Deductions and Expenses..............................   Charges and Deductions; Distribution

   7    General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

   8    Annuity Period.......................................   Annuity Period

   9    Death Benefit........................................   Death Benefit During Accumulation Period; Death
                                                                Benefit Payable During the Annuity Period

   10   Purchases and Contract Value.........................   Purchase; Contract Valuation

   11   Redemptions..........................................   Right to Cancel; Withdrawals

   12   Taxes................................................   Tax Status

   13   Legal Proceedings....................................   Miscellaneous - Legal Matters and Proceedings

   14   Table of Contents of the Statement of Additional
        Information..........................................   Contents of the Statement of Additional Information



FORM N-4                PART B (STATEMENT OF                              LOCATION - STATEMENT
ITEM NO.               ADDITIONAL INFORMATION)                            OF ADDITIONAL INFORMATION

   15   Cover Page...........................................   Cover page

   16   Table of Contents....................................   Table of Contents

   17   General Information and History......................   General Information and History

   18   Services.............................................   General Information and History; Independent Auditors

   19   Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20   Underwriters.........................................   Offering and Purchase of Contracts

   21   Calculation of Performance Data......................   Performance Data; Average Annual Total Return Quotations

   22   Annuity Payments.....................................   Annuity Payments

   23   Financial Statements.................................   Financial Statements

                                 Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" [Growth Plus (New York)] group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") including Roth IRAs under Sections 408(b) and 408A of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

In most states, the Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available. The Subaccounts invest directly in shares of the following Funds:


[bullet] Aetna Variable Fund d/b/a                                [bullet] Fidelity VIP High Income Portfolio
         Aetna Growth and Income VP                               [bullet] Fidelity VIP Overseas Portfolio
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                  [bullet] Fidelity VIP II Asset Manager Portfolio
[bullet] Aetna Variable Encore Fund d/b/a                         [bullet] Fidelity VIP II Contrafund Portfolio
         Aetna Money Market VP                                    [bullet] Fidelity VIP II Index 500 Portfolio
[bullet] Aetna Balanced VP                                        [bullet] Janus Aspen Aggressive Growth Portfolio
         (formerly Aetna Investment Advisers Fund, Inc.)          [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Ascent VP                                          [bullet] Janus Aspen Flexible Income Portfolio
         (formerly Aetna Ascent Variable Portfolio)               [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads VP                                      [bullet] Janus Aspen Worldwide Growth Portfolio
         (formerly Aetna Crossroads Variable Portfolio)           [bullet] MFS Total Return Series
[bullet] Aetna Legacy VP                                          [bullet] MFS World Governments Series
         (formerly Aetna Legacy Variable Portfolio)               [bullet] Oppenheimer Aggressive Growth Fund
[bullet] Aetna Value Opportunity VP                                        (formerly Oppenheimer Capital Appreciation Fund)
         (formerly Aetna Variable Capital Appreciation Portfolio) [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Growth VP                                          [bullet] Oppenheimer Growth & Income Fund
         (formerly Aetna Variable Growth Portfolio)               [bullet] Oppenheimer Strategic Bond Fund
[bullet] Aetna Index Plus Large Cap VP                            [bullet] Portfolio Partners MFS Emerging Equities Portfolio
         (formerly Aetna Variable Index Plus Portfolio)           [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Aetna Small Company VP                                   [bullet] Portfolio Partners MFS Value Equity Portfolio
         (formerly Aetna Variable Small Company Portfolio)        [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Aetna International VP                                   [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Real Estate Securities VP
[bullet] Calvert Social Balanced Portfolio
         (formerly Calvert Responsibly Invested Balanced
         Portfolio)
[bullet] [Federated American Leaders Fund II]
[bullet] [Federated Equity Income Fund II]
[bullet] [Federated Fund for U.S. Government Securities II]
[bullet] [Federated Growth Strategies Fund II]
[bullet] [Federated High Income Bond Fund II]
[bullet] [Federated International Equity Fund II]
[bullet] [Federated Prime Money Fund II]
[bullet] [Federated Utility Fund II]
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus. The Fixed Account is described in a separate Appendix to this Prospectus. The availability of the Funds, the Guaranteed Account and the Fixed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 20 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                             ARE DATED MAY 1, 1998.

                                                          TABLE OF CONTENTS
====================================================================================================================================

DEFINITIONS ..............................................................................................          DEFINITIONS - 1
PROSPECTUS SUMMARY .......................................................................................              SUMMARY - 1
FEE TABLE ................................................................................................            FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ..........................................................................          AUV HISTORY - 1
THE COMPANY ....................................................................................................................   1
VARIABLE ANNUITY ACCOUNT B .....................................................................................................   1
INVESTMENT OPTIONS .............................................................................................................   1
    The Funds ..................................................................................................................   1
    Credited Interest Option ...................................................................................................   3
    Fixed Acccount .............................................................................................................   3
PURCHASE .......................................................................................................................   3
    Contract Availability ......................................................................................................   3
    Purchasing Interests in the Contract .......................................................................................   3
    Purchase Payments ..........................................................................................................   3
    Contract Rights ............................................................................................................   4
    Designations of Beneficiary and Annuitant ..................................................................................   4
    Right to Cancel ............................................................................................................   4
CHARGES AND DEDUCTIONS .........................................................................................................   4
    Daily Deductions from the Separate Account .................................................................................   4
        Mortality and Expense Risk Charge ......................................................................................   4
        Administrative Charge ..................................................................................................   4
    Maintenance Fee ............................................................................................................   5
    Reduction or Elimination of Administrative Charge and Maintenance Fee ......................................................   5
    Deferred Sales Charge ......................................................................................................   5
    Reduction or Elimination of the Deferred Sales Charge ......................................................................   6
    Fund Expenses ..............................................................................................................   6
    Premium and Other Taxes ....................................................................................................   6
CONTRACT VALUATION .............................................................................................................   6
    Account Value ..............................................................................................................   6
    Accumulation Units .........................................................................................................   6
    Net Investment Factor ......................................................................................................   7
TRANSFERS ......................................................................................................................   7
    Telephone Transfers ........................................................................................................   7
    Dollar Cost Averaging Program ..............................................................................................   7
    Account Rebalancing Program ................................................................................................   8
WITHDRAWALS ....................................................................................................................   8
SYSTEMATIC DISTRIBUTION OPTIONS ................................................................................................   8
DEATH BENEFIT DURING ACCUMULATION PERIOD .......................................................................................   9
    Death Benefit Amount .......................................................................................................   9
    Death Benefit Payment Options ..............................................................................................  10
        Nonqualified Contracts .................................................................................................  10
        Qualified Contracts ....................................................................................................  10
ANNUITY PERIOD .................................................................................................................  11
    Annuity Period Elections ...................................................................................................  11
    Partial Annuitization ......................................................................................................  11
    Annuity Options ............................................................................................................  11
    Annuity Payments ...........................................................................................................  12
    Charges Deducted During the Annuity Period .................................................................................  12
    Death Benefit Payable During the Annuity Period ............................................................................  12
TAX STATUS .....................................................................................................................  13
    Introduction ...............................................................................................................  13
    Taxation of the Company ....................................................................................................  13
    Tax Status of the Contract .................................................................................................  13
    Taxation of Annuity Contracts ..............................................................................................  14
    Contracts Used with Certain Retirement Plans ...............................................................................  16
    Qualified Contracts in General .............................................................................................  16
    Individual Retirement Annuities and Simplified Employee Pension Plans ......................................................  17
    Withholding ................................................................................................................  17
MISCELLANEOUS ..................................................................................................................  17
    Distribution ...............................................................................................................  17
    Delay or Suspension of Payments ............................................................................................  18
    Performance Reporting ......................................................................................................  18
    Voting Rights ..............................................................................................................  18
    Modification of the Contract ...............................................................................................  18
    Transfers of Ownership; Assignment .........................................................................................  19
    Involuntary Terminations ...................................................................................................  19
    Legal Matters and Proceedings ..............................................................................................  19
    Year 2000...................................................................................................................  19
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............................................................................  20
APPENDIX A--ALIAC GUARANTEED ACCOUNT ...........................................................................................  21
APPENDIX B--FIXED ACCOUNT ......................................................................................................  23
APPENDIX C--DESCRIPTION OF UNDERLYING FUNDS.....................................................................................  24


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Claim Date: The date when proof of death and the Beneficiary's claim are received in good order at the Company's Home Office.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.


Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.


Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts.
The Company may also serve as a Distributor.


Fixed Account: A fixed interest option available in certain states which is described in an Appendix to this prospectus. Amounts allocated to the Fixed Account are included in the Account Value.


Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.


Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").


--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.


Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.


Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b), 408A or 457.

Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.


Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================


CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs") including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Section 403(b) of the Code (may be subject to approval by the Company and by state regulatory agencies). Prior to May 1, 1998, the Contracts were also available for purchases made in conjunction with employer-sponsored retirement plans under Sections 401(a) or 457 of the Code.


     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")


FREE LOOK PERIOD

You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.") If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract and you exercise your free look right under this provision, the Purchase Payment will be restored to the contract from which it came.

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account (or the Fixed Account, in certain states) described below subject to the limitations described in "Investment Options," see page 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" and Appendix C in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See the Appendix to this Prospectus and the prospectus for the Guaranteed Account.)

     The Fixed Account is an option available under the Contract in certain states which allows you to earn a fixed rate of interest. (See the Appendix B to this Prospectus.)


CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts, and the Guaranteed Account (or Fixed Account in certain states). During the Annuity Period and subject to state approval, if you have elected variable payments, you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Any transfer charge will be applied so that the amount being transferred will be reduced. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See Appendix A.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as we allow, we automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")


WITHDRAWALS


     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See Appendix A.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")


     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")


TAXES

     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")


INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to:                Aetna Life Insurance and Annuity Company
                                  151 Farmington Avenue
                                  Hartford, Connecticut 06156-5996
                                  Attention: Customer Service

[bullet] Call Customer Service:   1-800-531-4547 (for automated transfers or
                                  changes in the allocation of Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
================================================================================

     This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.



                     CONTRACTS OTHER THAN ROTH IRA CONTRACTS




CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).


---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 2                                  7%
  2 or more but less than 4                    6%
  4 or more but less than 5                    5%
  5 or more but less than 6                    4%
  6 or more but less than 7                    3%
  7 or more                                    0%


---------------------------------------------------------------


CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK:

---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 1                                  7%
  1 or more but less than 2                    6%
  2 or more but less than 3                    5%
  3 or more but less than 4                    4%
  4 or more but less than 5                    3%
  5 or more but less than 6                    2%
  6 or more but less than 7                    1%
  7 or more                                    0%
---------------------------------------------------------------

     Annual Maintenance Fee (1)....................................       $30.00
     Transfer Charge (2)...........................................        $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

     Mortality and Expense Risk Charge ............................     1.25%(3)
     Administrative Charge ........................................     0.15%
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.40%

During the Annuity Period:

     Mortality and Expense Risk Charge ............................     1.25%
     Administrative Charge ........................................     0.00%(4)
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions."

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 1

                               ROTH IRA CONTRACTS

CONTRACT HOLDER TRANSACTION EXPENSES-

Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.



                      ----------------------------------------------------------
                            Completed Contract               Deferred Sales
                                   Years                    Charge Deduction
                                                            ----------------
                        Less than 1                                5%
                        1 or more but less than 2                  4%
                        2 or more but less than 3                  3%
                        3 or more but less than 4                  2%
                        4 or more but less than 5                  1%
                        5 or more                                  0%


                      ----------------------------------------------------------


     Annual Maintenance Fee (1) ...................................     $30.00

     Transfer Charge (2) ..........................................     $ 0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

During the Accumulation Period

     Mortality and Expense Risk Charge.............................     1.10%(3)

     Administrative Charge.........................................     0.15%

     Total Subaccount Annual Expenses..............................     1.25%

During the Annuity Period

     Mortality and Expense Risk Charge.............................     1.25%

     Administrative Charge.........................................     0.00%(4)

     Total Subaccount Annual Expenses..............................     1.25%

-------------

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.

(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions" in the Prospectus.

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 2

ANNUAL EXPENSES OF THE FUNDS (APPLIES TO ALL CONTRACTS)

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                                                Investment             Other              Total
                                                             Advisory Fees(1)        Expenses          Mutual Fund
                                                              (after expense      (after expense          Annual
                                                              reimbursement)      reimbursement)         Expenses
Aetna Growth and Income VP(2)
Aetna Bond VP(2)
Aetna Money Market VP(2)
Aetna Balanced VP(2)
Aetna Ascent VP(2)
Aetna Crossroads VP(2)
Aetna Legacy VP(2)
Aetna Value Opportunity VP(3)
Aetna Growth VP(3)
Aetna Index Plus Large Cap VP(3)
Aetna Small Company VP(3)
Aetna International VP(3)
Aetna Real Estate Securities VP(3)
Calvert Social Balanced Portfolio(4)
[Federated American Leaders Fund II (3b)                                                                     ]
[Federated Equity Income Fund II (3a)                                                                        ]
[Federated Fund for U.S. Government Securities II (3b)                                                       ]
[Federated Growth Strategies Fund II (3b)                                                                    ]
[Federated High Income Bond Fund II (3b)                                                                     ]
[Federated International Equity Fund (3b)                                                                    ]
[Federated Prime Money Fund (3b)                                                                             ]
[Federated Utility Fund II (3b)                                                                              ]
Fidelity VIP Equity-Income Portfolio(5)
Fidelity VIP Growth Portfolio(5)
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio(5)
Fidelity VIP II Asset Manager Portfolio(5)
Fidelity VIP II Contrafund Portfolio(5)
Fidelity VIP II Index 500 Portfolio(6)
Janus Aspen Aggressive Growth Portfolio(7)
Janus Aspen Balanced Portfolio(7)
Janus Aspen Flexible Income Portfolio(7)
Janus Aspen Growth Portfolio(7)
Janus Aspen Worldwide Growth Portfolio(7)
MFS Total Return Series(8)
MFS World Governments Series(8)
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio(9)(10)
Portfolio Partners MFS Research Growth Portfolio(9)(10)
Portfolio Partners MFS Value Equity Portfolio(10)
Portfolio Partners Scudder International Growth Portfolio(10)
Portfolio Partners T. Rowe Price Growth Equity Portfolio(10)


--------------------------------------------------------------------------------
                                  FEE TABLE - 3

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) For the fiscal year ended December 31, 1997, the Company provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the Company will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The "Other Expenses" shown are the actual expenses that would have been charged to Fund during 1997 in the absence of the Company's assumption of all of the Fund's ordinary recurring direct costs.

(3) The Portfolios' adviser has agreed to waive a portion of its fee or to reimburse the Portfolios for certain expenses so that aggregate expenses do not exceed the following percentage of each Portfolio's net assets:
      0.80% for Growth VP; 0.55% for Index Plus Large Cap VP; 1.15% for International VP; 0.95% for Real Estate Securities VP and Small Company VP; and 0.80% for Value Opportunity VP. Without such waiver or reimbursement, aggregate expenses for the fiscal year ended December 31, 1997 would have been ____% for Growth VP; ____% for Index Plus Large Cap VP; _____% for Small Company VP; and ____% for Value Opportunity VP; and are estimated for the current fiscal year to be; ____% for International VP; and _____% for Real Estate Securities VP. These waiver/reimbursement arrangements are voluntary and may be modified or eliminated at any time.

[(3a) The estimated investment advisory fee has been reduced to reflect the anticipated voluntary waiver of the investment advisory fee. The Fund's adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum investment advisory fee is 0.75%. The Fund has no present intention of paying or accruing a 12b-1 fee during the fiscal year ending December 31, 1997. If the Fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information" in the Fund prospectus.

      The total operating expenses are estimated to be 1.82% respectively absent the anticipated voluntary waiver of management fee and the anticipated voluntary reimbursement of certain other operating expenses. Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1997. During the course of this period, expenses may be more or less than the average shown.]

[(3b) The management fee for each of the Funds has been reduced to reflect a voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for each of the Funds is as follows: ____%--Prime Money Fund II; ____%--High Income Bond Fund II and the Fund for U.S. Government Securities II; ____%--American Leaders Fund II, Growth Strategies Fund II and Utility Fund II; and ____%--International Equity Fund II.

      The total operating expenses of each of the Funds, absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses, would have been: ____% for the American Leaders Fund II; ____% for the Fund for U.S. Government Securities II; ____% for the Growth Strategies Fund II; ____% for the High Income Bond Fund II; 4.30% for the International Equity Fund II; ____% for the Prime Money Fund II; and ____% for the Utility Fund II.]

(4) The figures above are based on expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of % expected to be incurred in 1998. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as % or as low as %, depending on performance. "Other Expenses" reflect an indirect fee of % (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be %.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been % for Equity-Income Portfolio, % for Growth Portfolio, % for Overseas Portfolio, % for Asset Manager Portfolio; and % for Contrafund Portfolio.

(6) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been %, % and %, respectively, for Index 500 Portfolio.

(7) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been %, % and % for Aggressive Growth Portfolio; %, % and % for Balanced Portfolio; %,% and % for Growth Portfolio; and %, % and % for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(8) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Total Return Series and MFS World Governments Series would be % and %, respectively, and "Total Fund Annual Expenses" would be % and %, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(9) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(10) Each Portfolio's aggregate expenses are limited to the advisory fees and administrative fees disclosed above through April 30, 1999. Without these limitations, the aggregate expenses for the current period are estimated to be as follows: __% for the MFS Emerging Equities Portfolio; __% for the MFS Research Growth Portfolio: __% for the MFS Value Equity Portfolio; __% for the Scudder International Growth Portfolio; and __% for the T. Rowe Price Growth Equity Portfolio.


--------------------------------------------------------------------------------
                                  FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE) FOR CONTRACTS OTHER THAN ROTH IRA'S

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to %.

                                                         Contracts or Certificates  issued in all states except New York

                                                              EXAMPLE A                           EXAMPLE B
                                             If you withdraw the entire Account       If you do not withdraw the Account
                                             Value at the end of the periods shown,   Value, or if you annuitize at the end
                                             you would pay the following expenses,    of the periods shown, you would pay
                                             including any applicable deferred sales  the following expenses (no deferred charge
                                             charge:                                  sales charge is reflected):*

                                               1 year     3 years   5 years   10 years  1 year   3 years     5 years  10 years
                                               ------     -------   -------   --------  ------   -------     -------  --------
Aetna Growth and Income VP
Aetna Bond VP
Aetna Money Market VP
Aetna Balanced VP
Aetna Ascent VP
Aetna Crossroads VP
Aetna Legacy VP
Aetna Value Opportunity VP
Aetna Growth VP
Aetna Index Plus Large Cap VP
Aetna Small Company VP
Aetna International VP
Aetna Real Estate Securities VP
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International
  Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio

---------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 5


                                                                        Contracts or Certificates Issued in New York

                                                                        EXAMPLE C                         EXAMPLE D
                                                        If you withdraw the entire Account     If you do not withdraw the Account
                                                        Value at the end of the periods        Value, or if you annuitize at the
                                                        shown, you would pay the following     end of the periods shown, you
                                                        expenses, including any applicable     would pay the following expenses
                                                        deferred sales charge:                 (no deferred sales charge is
                                                                                               reflected):*

                                                         1 year  3 years  5 years    10 years     1 year  3 years 5 years 10 years
                                                         ------  -------  -------    --------     ------  ------- ------- --------
Aetna Growth and Income VP
Aetna Bond VP
Aetna Money Market VP
Aetna Balanced VP
Aetna Ascent VP
Aetna Crossroads VP
Aetna Legacy VP
Aetna Value Opportunity VP
Aetna Growth VP
Aetna Index Plus Large Cap VP
Aetna Small Company VP
Aetna International VP
Aetna Real Estate Securities VP
Calvert Social Balanced Portfolio
[Federated American Leaders Fund II                                                                                           ]
[Federated Equity Income Fund II                                                                                              ]
[Federated Fund for U.S. Government Securities II                                                                             ]
[Federated Growth Strategies Fund II                                                                                          ]
[Federated High Income Bond Fund II                                                                                           ]
[Federated International Equity Fund II                                                                                       ]
[Federated Prime Money Fund II                                                                                                ]
[Federated Utility Fund II                                                                                                    ]
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

------------
*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 6

      HYPOTHETICAL ILLUSTRATION (EXAMPLE): CONTRACTS ISSUED AS ROTH IRAS--
             INCLUDING CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to _____%.

                                                                   EXAMPLE A                                EXAMPLE B
                                                  If you withdraw the entire Account           If you do not withdraw the Account
                                                  Value at the end of the periods shown,       Value, or if you annuitize at the end
                                                  you would pay the following expenses,        of the periods shown, you would pay
                                                  including any applicable deferred sales      the following expenses (no deferred
                                                  charge:                                      sales charge is reflected):*

                                                    1 year     3 years   5 years   10 years  1 year   3 years     5 years  10 years
                                                    ------     -------   -------   --------  ------   -------     -------  --------
Aetna Growth and Income VP
Aetna Bond VP
Aetna Money Market VP
Aetna Balanced VP
Aetna Ascent VP
Aetna Crossroads VP
Aetna Legacy VP
Aetna Value Opportunity VP
Aetna Growth VP
Aetna Index Plus Large Cap VP
Aetna Small Company VP
Aetna International VP
Aetna Real Estate Securities VP
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

-------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 7

                         CONDENSED FINANCIAL INFORMATION
================================================================================

    (Selected data for accumulation units outstanding throughout each period)

The condensed financial information presented below for the four years ended December 31, 1997 is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon, are included in the Statement of Additional Information.

                                                                                1997               1996          1995          1994
AETNA GROWTH AND INCOME VP
Value at beginning of period                                                                    $14.001       $10.737       $10.000
Value at end of period                                                                          $17.181       $14.001       $10.737
Increase (decrease) in value of accumulation units(1)                                            22.71%        30.40%      7.37%(2)
Number of accumulation units outstanding at end of period                                     4,919,945     3,068,782     3,178,712
AETNA BOND VP
Value at beginning of period                                                                    $12.037       $10.324       $10.000
Value at end of period                                                                          $12.294       $12.037       $10.324
Increase (decrease) in value of accumulation units(1)                                             2.14%        16.59%      3.24%(3)
Number of accumulation units outstanding at end of period                                     1,129,814       988,199       983,357
AETNA MONEY MARKET VP
Value at beginning of period                                                                    $10.968       $10.489       $10.000
Value at end of period                                                                          $11.394       $10.968       $10.489
Increase (decrease) in value of accumulation units(1)                                             3.89%         4.57%      4.89%(2)
Number of accumulation units outstanding at end of period                                     4,871,015     2,694,034     3,407,448
AETNA BALANCED VP
Value at beginning of period                                                                    $13.602       $10.828       $10.000
Value at end of period                                                                          $15.445       $13.602       $10.828
Increase (decrease) in value of accumulation units(1)                                            13.55%        25.62%      8.42%(4)
Number of accumulation units outstanding at end of period                                     1,544,723       919,744       911,281
AETNA ASCENT VP
Value at beginning of period                                                                    $10.645       $10.000
Value at end of period                                                                          $12.970       $10.645
Increase (decrease) in value of accumulation units(1)                                            21.84%      6.45%(5)
Number of accumulation units outstanding at end of period                                       298,740        15,832
AETNA CROSSROADS VP
Value at beginning of period                                                                    $10.587       $10.000
Value at end of period                                                                          $12.402       $10.587
Increase (decrease) in value of accumulation units(1)                                            17.14%      5.87%(5)
Number of accumulation units outstanding at end of period                                       326,292        27,089
AETNA LEGACY VP
Value at beginning of period                                                                    $10.438       $10.000
Value at end of period                                                                          $11.751       $10.438
Increase (decrease) in value of accumulation units(1)                                            12.58%      4.38%(6)
Number of accumulation units outstanding at end of period                                       492,915        28,778
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                                                    $10.000
Value at end of period                                                                          $10.919
Increase (decrease) in value of accumulation units(1)                                          9.19%(7)
Number of accumulation units outstanding at end of period                                        19,177
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

================================================================================



                                                                    1997               1996          1995          1994
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
[FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                                      $12.971         $9.838         $10.000
Value at end of period                                                            $15.548        $12.971          $9.838
Increase (decrease) in value of accumulation units(1)                              19.87%         31.84%     (1.62)%(12)
Number of accumulation units outstanding at end of period                       3,931,613      2,057,364         188,708]

--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

                                                                      1997         1996            1995           1994
[FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                                    $10.804         $10.073         $10.000
Value at end of period                                                          $11.099         $10.804         $10.073
Increase (decrease) in value of accumulation units(1)                             2.74%           7.25%       0.73%(12)
Number of accumulation units outstanding at end of period                       689,789         417,293          12,714]
[FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                                    $11.640          $9.814         $10.000
Value at end of period                                                          $13.119         $11.640          $9.814
Increase (decrease) in value of accumulation units(1)                            12.71%          18.61%     (1.86)%(12)
Number of accumulation units outstanding at end of period                     2,069,633       1,020,321          31,309]
[FEDERATED UTILITY FUND II
Value at beginning of period                                                    $12.095          $9.881         $10.000
Value at end of period                                                          $13.303         $12.095          $9.881
Increase (decrease) in value of accumulation units(1)                             9.99%          22.40%     (1.19)%(12)
Number of accumulation units outstanding at end of period                     1,260,915         727,601          41,191]
[FEDERATED EQUITY INCOME FUND II
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period                                                                 ]
[FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                                    $10.277         $10.000
Value at end of period                                                          $12.596         $10.277
Increase (decrease) in value of accumulation units(1)                            22.57%           2.77%(11)
Number of accumulation units outstanding at end of  period                      570,182          17,503]
[FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                                    $10.255         $10.000
Value at end of period                                                          $10.952         $10.255
Increase (decrease) in value of accumulation units(1)                             6.80%           2.55%
Number of accumulation units outstanding at end of period                       541,970         158,319]
[FEDERATED PRIME MONEY FUND II
Value at beginning of period                                                    $10.406         $10.033         $10.000
Value at end of period                                                          $10.748         $10.406         $10.33%
Increase (decrease) in value of accumulation units(1)                             3.29%           3.71%           0.33%
Number of accumulation units outstanding at end of period                       720,521         554,934          51,949]
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                    $13.324         $10.002         $10.000
Value at end of period                                                          $15.013         $13.324         $10.002
Increase (decrease) in value of accumulation units(1)                            12.68%          33.21%       0.02%(13)
Number of accumulation units outstanding at end of period                     4,200,501         913,517          17,013
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                                    $13.913         $10.423         $10.000
Value at end of period                                                          $15.734         $13.913         $10.423
Increase (decrease) in value of accumulation units(1)                            13.09%          33.48%       4.23%(13)
Number of accumulation units outstanding at end of period                     3,260,855         885,545          17,013
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                                    $10.701         $10.000
Value at end of period                                                          $12.031         $10.701
Increase (decrease) in value of accumulation units(1)                            12.43%       7.01%(10)
Number of accumulation units outstanding at end of period                     1,222,580         112,819
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                    $11.143         $10.000
Value at end of period                                                          $12.439         $11.143
Increase (decrease) in value of accumulation units(1)                            11.62%       11.43%(8)
Number of accumulation units outstanding at end of period                       681,094         150,017
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                                    $11.664         $10.000
Value at end of period                                                          $13.180         $11.664
Increase (decrease) in value of accumulation units(1)                            12.99%       16.64%(8)
Number of accumulation units outstanding at end of period                       450,051         116,810
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                                    $11.658         $10.000
Value at end of period                                                          $13.943         $11.658
Increase (decrease) in value of accumulation units(1)                            19.60%      16.58%(10)
Number of accumulation units outstanding at end of period                     3,294,964         684,272
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                                    $11.336         $10.000
Value at end of period                                                          $13.728         $11.336
Increase (decrease) in value of accumulation units(1)                            21.10%      13.36%(10)
Number of accumulation units outstanding at end of period                     1,994,556         191,671
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                                    $13.040         $10.374         $10.000
Value at end of period                                                          $13.879         $13.040         $10.374
Increase (decrease) in value of accumulation units(1)                             6.43%          25.71%       3.74%(15)
Number of accumulation units outstanding at end of period                     1,248,669         187,584               0
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                                    $12.104         $10.000
Value at end of period                                                          $13.865         $12.104
Increase (decrease) in value of accumulation units(1)                            14.55%       21.04%(8)
Number of accumulation units outstanding at end of period                       682,296          53,016

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

                                                                         1997            1996            1995            1994
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                           $12.071          $9.884         $10.000
Value at end of period                                                                 $12.995         $12.071          $9.884
Increase (decrease) in value of accumulation units(1)                                    7.66%          22.13%     (1.16)%(16)
Number of accumulation units outstanding at end of period                              225,717          45,714               0
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                           $12.975         $10.109         $10.000
Value at end of period                                                                 $15.153         $12.975         $10.109
Increase (decrease) in value of accumulation units(1)                                   16.79%          28.35%        1.09%(4)
Number of accumulation units outstanding at end of period                            1,145,305         176,111           9,588
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                                           $12.341         $10.000
Value at end of period                                                                 $15.701         $12.341
Increase (decrease) in value of accumulation units(1)                                   27.22%      23.41%(11)
Number of accumulation units outstanding at end of period                            3,060,432         252,485
MFS TOTAL RETURN SERIES
Value at beginning of period                                                           $10.000
Value at end of period                                                                 $10.894
Increase (decrease) in value of accumulation units(1)                                8.94%(17)
Number of accumulation units outstanding at end of period                              387,019
MFS WORLD GOVERNMENTS SERIES
Value at beginning of period                                                           $10.000
Value at end of period                                                                 $10.471
Increase (decrease) in value of accumulation units(1)                                4.71%(17)
Number of accumulation units outstanding at end of period                               38,958
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES  FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                AUV HISTORY - 4

                                                                                1997      1996      1995      1994
OPPENHEIMER GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period
Value at end of period Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period



------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.
(7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during January 1995.
(9) Reflects less than a full year of performance activity. Funds were first received in this option during February 1995.
(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during April 1995.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.
(13) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.
(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(15) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
(16) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.
(17) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1996, when the Series became available under the Contract.
(18) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1996, when the series became available under the Contract.

--------------------------------------------------------------------------------
                                 AUV HISTORY - 5

--------------------------------------------------------------------------------
                                   THE COMPANY
================================================================================

     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT B
================================================================================

     The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.


     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.



                               INVESTMENT OPTIONS
================================================================================


THE FUNDS

     Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration, or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available, count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.


     The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

     Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.


     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] [Federated Insurance Series--Federated American Leaders Fund II
         (formerly IMS Equity Growth and Income Fund) seeks to achieve long-term growth of capital and to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser meet certain criteria.(2a)]

[bullet] [Federated Insurance Series--Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objective by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook. (2a)]

[bullet] [Federated Insurance Series--Federated Fund for U.S. Government
         Securities II (formerly IMS U.S. Government Bond Fund) seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.(2a)]

[bullet] [Federated Insurance Series--Federated Growth Strategies Fund II
         (formerly IMS Growth Stock Fund) seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. (2a)]

[bullet] [Federated Insurance Series--Federated High Income Bond Fund II
         (formerly IMS Corporate Bond Fund) seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(2a)]

[bullet] [Federated Insurance Series--Federated International Equity Fund II
         (formerly IMS International Stock Fund) seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. (2a)]

[bullet] [Federated Insurance Series--Federated Prime Money Fund II (formerly
         IMS Prime Money Fund) seeks to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objectives by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government. (2a)]

[bullet] [Federated Insurance Series--Federated Utility Fund II (formerly IMS
         Utility Fund) seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(2a)]
[(2a) Federated Advisers]

     {The Funds are described in Appendix C of this Prospectus. More detailed information may be found in the current prospectus for each Fund offered. The prospectus for the Fund should be read in conjunction with this Prospectus. A free Fund prospectus is available upon request from the local Company office or by writing or calling the number listed in the "Inquiries" section of this Prospectus.}

     Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

     Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

     Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

     Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix A.)


FIXED ACCOUNT

     In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See Appendix B)



                                    PURCHASE
================================================================================


CONTRACT AVAILABILITY

     The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies. A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.


     Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

     The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in New York and Pennsylvania).

     Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

     Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

     Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.


     Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder. However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.


PURCHASE PAYMENTS

     You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

     The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

     For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

     Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account or the Fixed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")


CONTRACT RIGHTS

     Under individual Contracts, Certificate Holders have all Contract rights.

     Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

     Joint Certificate Holders have equal rights under the Contract and with respect to their Account. All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options, which can be exercised by one joint Certificate Holder after the Account has been established. See "Death Benefit" regarding the rights of the surviving joint Certificate Holder upon the death of a joint Certificate Holder prior to the Annuity Date.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

     You generally designate the Beneficiary under the Contract on the Application. You may also elect to specify the form of payment to be made to the Beneficiary. For Qualified Contracts issued in conjunction with a Code Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the Beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

     For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

     For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL


     You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.



                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT


     Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. If the Contract is issued as a Roth IRA, the mortality and expense risk charge is equal, on an annual basis to 1.10% of the daily net assets of the Subaccounts. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

     In certain circumstances, the risk of adverse expense experience associated with this Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of one of the following factors:

(1) the size and composition of the prospective group such as a group made up of active employees of the Company or its affiliates;

(2)  the type and frequency of administrative and sales services provided; and

(3)  the level of maintenance fee and deferred sales charges.

     Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person. We will make any reduction in the mortality and expense risk charge according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

     If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

     Administrative Charge. During the Accumulation Period, the

Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

     During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

     During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

     The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

     The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2)  the amount of expected Purchase Payments.

     Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.


DEFERRED SALES CHARGE

     Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.

     Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal other than from a Roth IRA, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.


CONTRACTS OTHER THAN ROTH IRA (NON NEW YORK)


---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 2                                 7%
  2 or more but less than 4                   6%
  4 or more but less than 5                   5%
  5 or more but less than 6                   4%
  6 or more but less than 7                   3%
  7 or more                                   0%
---------------------------------------------------------------

CONTRACTS OTHER THAN ROTH IRA'S (NEW YORK)

---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 1                                 7%
  1 or more but less than 2                   6%
  2 or more but less than 3                   5%
  3 or more but less than 4                   4%
  4 or more but less than 5                   3%
  5 or more but less than 6                   2%
  6 or more but less than 7                   1%
  7 or more                                   0%
---------------------------------------------------------------

ROTH IRA CONTRACTS, INCLUDING THOSE ISSUED IN NEW YORK

---------------------------------------------------------------
    Completed Contract Years            Deferred Sales
                                       Charge Deduction
                                       ----------------
  Less than 1                                 5%
  1 or more but less than 2                   4%
  2 or more but less than 3                   3%
  3 or more but less than 4                   2%
  4 or more but less than 5                   1%
  5 or more                                   0%
---------------------------------------------------------------

     A deferred sales charge will not be deducted from any portion of a

Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law);


[bullet] if the withdrawal is applied as a rollover to certain Roth Individual
         Retirement Annuities issued by the Company or an affiliate.


     After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

     The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.


     Free Withdrawals. Subject to the restrictions described below, you may withdraw up to the greater of 10% of your current Account Value (up to 15% of your current Account Value for Contracts or Certificates issued in the State of New York) or the minimum distribution amount required by law during each calendar year without imposition of a deferred sales charge. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal and will be adjusted for amounts requested for distribution under a Systematic Distribution Option, during the calendar year. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See Appendix A for a discussion of withdrawals from the Guaranteed Account.)


REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

     We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2)  the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate. Any reduction or elimination of the deferred sales charge will be subject to state approval and not be unfairly discriminatory against any person.

FUND EXPENSES


     Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the Fund prospectuses.


PREMIUM AND OTHER TAXES

     Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

     Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.


                               CONTRACT VALUATION
================================================================================


ACCOUNT VALUE

     Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account or Fixed Account.


ACCUMULATION UNITS

     The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

     Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

     The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;


(e) minus a daily charge at the annual effective rate of a maximum of 1.25% for mortality and expense risks (1.10% for Roth IRA Contracts), and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).


The net investment rate may be either positive or negative.


                                    TRANSFERS
================================================================================


     At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options. If approved by your state, during the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.


     During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. This charge will be deducted from the gross amount of the transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.


Telephone Transfers

     You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record calls on the 800 line.


Dollar Cost Averaging Program


     You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term or Fixed Account subject to the Company's terms and conditions to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term during participation in the Dollar Cost Averaging Program. If dollar cost averaging from a Guaranteed Term is discontinued, the Company will automatically transfer the balance remaining in the Guaranteed Term from which dollar cost averaging is withdrawn to a Guaranteed Term of the same duration unless the Certificate Holder initiates a transfer to another investment option. In either case, a market value adjustment will apply. If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the money market fund. There is no additional charge for the Dollar Cost Averaging Program. (See Appendix A for a discussion of the restrictions and features attributable to the Guaranteed Account.)


     Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus

Summary, which describes how you can obtain further information.

     The Dollar Cost Averaging Program is not available to individuals who have elected the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

     The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

     The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


                                   WITHDRAWALS
================================================================================


     All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deductions") and to taxes and to tax penalties (see "Tax Status"). Roth IRAs provide for a tax-free withdrawal of all assets in the Account, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase


     Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.


[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment. For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or Fixed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.


     The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

     Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")


     Reinstatement Privilege Following Withdrawal. You may elect to reinstate all or a portion of the proceeds received from the full withdrawal of your Account within 30 days after the withdrawal. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to your Account for the amount reinstated, as well as for any maintenance fee charged and any portion of any deferred sales charge imposed at the time of withdrawal. However, any aggregate negative market value adjustment made to the Guaranteed Account will not be credited. Reinstated amounts will be reallocated to applicable investment options in the same proportion as they were allocated at the time of withdrawal.


     The number of Accumulation Units credited will be based upon the Accumulation Unit Value(s) next computed following receipt at our Home Office of the reinstatement request along with the amount to be reinstated. Any maintenance fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. The reinstatement privilege may be used only once and does not apply to a Certificate Holder's Account that We close out as described in the Section entitled, "Involuntary Terminations." If you are contemplating reinstatement, you should seek competent advice regarding the tax consequences associated with this type of transaction.


                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

     The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic

Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

     The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed forthose who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.") Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.


         ECO is not available under the Roth IRA Contract.


     If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

     Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, no other Systematic Distribution Option may be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

     A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before Annuity payments have commenced. If the Account is owned jointly, the death benefit applies at the death of the first joint Certificate Holder. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

DEATH BENEFIT AMOUNT

     If approved by your state, upon the death of the Annuitant, the death benefit proceeds will be the greater of:

(1) The minimum guaranteed death benefit (described below) as of the date of death, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was determined, or

(2)  The Account Value on the Claim Date.

     The minimum guaranteed death benefit is determined as follows: On the effective date of the Contract ("Effective Date"), the minimum guaranteed death benefit equals the amount of the initial Purchase Payment. On each Effective Date anniversary before the Annuitant reaches age 85, the minimum guaranteed death benefit is the greater of:

(1) The prior minimum guaranteed death benefit, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was previously determined, or

(2)  The Account Value on the Effective Date anniversary.

     After the Annuitant reaches age 85 the minimum guaranteed death benefit is equal to the minimum guaranteed death benefit determined on the Effective Date anniversary immediately preceding the date the Annuitant attained age 85 plus any Purchase Payments made, and less any amounts surrendered, applied to an Annuity option or deducted from the Account.

     On the Claim Date, if the minimum guaranteed death benefit is greater than the Account Value, the amount by which the minimum guaranteed death benefit exceeds the Account Value is allocated to the money market subaccount available under the Contract. The Beneficiary may elect a death benefit option as permitted unless the Certificate Holder has specified the form of payment to the Beneficiary.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the minimum guaranteed death benefit will not apply. The amount paid on account of the death of the Certificate Holder will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge. The

Beneficiary may elect a death benefit option available under the Contract unless the Certificate Holder has specified the form of payment to the Beneficiary.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was also the Annuitant, the spousal Beneficiary will become the Annuitant and the minimum guaranteed death benefit will also apply at the death of the spousal Beneficiary. The initial minimum guaranteed death benefit equals the Account Value as adjusted for any minimum guaranteed death benefit payable at the death of the original Certificate Holder/Annuitant. Thereafter, the minimum guaranteed death benefit is determined as above.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was not also the Annuitant, the Annuitant will not change and the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge.

     If the death benefit described above is not approved by your state, the following death benefit shall apply:

     Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday (85th birthday for Contracts or Certificates issued in New
     York). Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3)  the Account Value as of the date of death.

     The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The death benefit paid will equal the Account Value when request for payment is made and no deferred sales charge applies.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the guaranteed death benefit will not apply. The amount of death benefit proceeds will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was the Annuitant, the amount of the death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Certificate Holder/Annuitant.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.") If this provision was not approved in your state, the deferred sales charge will apply only to Purchase Payments made since the death of the Certificate Holder.

     For amounts held in the Guaranteed Account, see Appendix A for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

     Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

     Nonqualified Contracts. Under a Nonqualified Contract, if you die, and the Beneficiary is your surviving spouse, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is the Annuitant's surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

     If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

     If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

     Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan Beneficiary.

     If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

     If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

     Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")


                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

     You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania). For Contracts or Certificates issued in New York, Annuity Payments may not begin later than the first day of the month following the Annuitant's 90th birthday.

     Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

     As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.


         For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun. At least 30 days prior to the Annuity Date, you must notify us in writing of the following:


[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

     Once Annuity Payments begin, the Annuity Option may not be changed.

PARTIAL ANNUITIZATION

     You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

     The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--

         An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 66% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

*[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
          Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

*(If approved by your state.)

     If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

     Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

     We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

     Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

     Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require that all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

     If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

     We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

     The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

     If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.


     If the nonlifetime option was elected, and the Annuitant dies before all payments are made, remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.


     When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

     Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.


                                   TAX STATUS
================================================================================

INTRODUCTION

     The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.


     The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections403(b) or 408(b) of the Code, or prior to May 1, 1998 under Sections 401(a) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.


TAXATION OF THE COMPANY

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

     Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

     In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

     Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder. If the Certificate Holder is a non-natural person, the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Account.


     If the Certificate Holder is a natural person but not the Annuitant and the Annuitant dies, if the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.


     Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts, distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For traditional IRA participants and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. There is no required distribution date for participants in a Roth IRA. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

     To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.


     In general, annuity payments from a traditional IRA must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.


     If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

     If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.


     An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

     The minimum distribution rules also apply to beneficiaries under a Roth IRA and are based on whether the participant dies before or after distribution begins.


     If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

     In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

     Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

     The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

     Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

     With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

     Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."


     Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after the participant attains age 59-1/2, or on account of the participant's death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See
Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)

     For Roth IRAs, the minimum distribution rules do not apply prior to the participant's death. (See "ANNUITY PERIOD" above.)

     Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the expected number of payments as defined in Code Section 72 (d).; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.


     Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

     In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.


     If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or
(f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

     In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.


     Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.


     Special rules may apply on Nonqualified Contracts. See "Required Distributions - Nonqualified Contracts."

     Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.


CONTRACTS USED WITH CERTAIN RETIREMENT PLANS


     Qualified Contracts in General: The Qualified Contract is designed for use as a Code Section 408(b) Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.


     The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     Section 457 Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act") compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

     Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement.

     In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).


     The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $8,000 (as adjusted to reflect changes in the cost of living) or 33-1/2% of the participant's includible compensation (25% of gross compensation).


     Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.


     The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of the participant's compensation or $30,000 Compensation means compensation from the participant's employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402 (g) and any amounts not includible in gross income under Code Sections 125 or 457. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.


     All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

     In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply for payments due to deaths that occurred on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

     Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.


     In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of compensation or $30,000. Compensation means compensation from the participant's employer sponsoring the plan and for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402 (g) and any amounts not includible in gross income under Code Sections 125 or 457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions you and your employer made to the plan and to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $10,000 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.


     Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59 1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS


     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


     Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (non-deductible) basis.

     Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

WITHHOLDING


     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. If the recipient is a non-resident alien, any withholding will be governed by Code
Section 1441 based on the individual's citizenship, the country of domicile and treaty status. We will report to the IRS the taxable portion of all distributions.



                                  MISCELLANEOUS
================================================================================

DISTRIBUTION

     The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

     {From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.}

     {The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.}

     {The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.}

      [Federated Securities Corp. ("FES"), an affiliate of the adviser to the Funds in the Federated Insurance Series, may enter into agreements with some of the Distributors to provide services to customers in connection with Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees paid to FSC to Distributors for these services may be based on the total number of assets in the Funds attributable to the Distributor's customers.]


     Payment of Commissions. {We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6.0% of Purchase Payments or as a combination of a certain percentage amount of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 6.0% of purchase payments over the life of the Contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract.. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.}


     {We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.}

DELAY OR SUSPENSION OF PAYMENTS

     The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING


     From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include performance from the Fund's inception date.


     The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

     Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

     If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

     You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

     The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that

Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

     Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by a trustee. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

     No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

     We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

         The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


Year 2000

         Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory,
(ii) assessment, (iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, [and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds]. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

         The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
           General
           Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

                                   APPENDIX A
                            ALIAC GUARANTEED ACCOUNT
================================================================================


     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.

     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration and credit one with a higher rate contingent upon use only with the Dollar Cost Averaging Program. If amounts are applied to a Guaranteed Term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another Guaranteed Term of the same duration and a market value adjustment ("MVA") will apply. The Company also reserves the right to limit the number of Guaranteed Terms or the availability of certain Guaranteed Terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to an MVA. An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account.

     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option; (3) amounts distributed under the Estate Conservation or Systematic Withdrawal Options; and (4) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program. However, if the Certificate Holder discontinues the Dollar Cost Averaging Program and the amounts in it are transferred in accordance with the Company's terms and conditions governing Guaranteed Terms, an MVA will apply. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to an MVA. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

                                   APPENDIX B

                                  FIXED ACCOUNT

     The Fixed Account is an investment option available during the Accumulation Period under Contracts offered in certain states. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Fixed Account

     Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account. declared on the date the Purchase Payment is received in good order at the Company's Home Office. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).

Dollar Cost Averaging


     Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the money market fund subaccount unless directed otherwise.


Mortality and Expense Risk Charges

     The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

     Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have been accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide variable Annuity payments.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allow provided by federal law.

                                   APPENDIX C

                         DESCRIPTION OF UNDERLYING FUNDS

     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

              Aetna Variable Fund d/b/a Aetna Growth and Income VP

     Investment Objective

     Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Capital appreciation and investment income will both be major factors in achieving total return.

     Policies

     Invests principally in common stocks and securities convertible into common stock which the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its assets in international equity securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

                     Aetna Income Shares d/b/a Aetna Bond VP

     Investment Objective

     Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

     Policies

     Invests at least 65 percent of its total assets in debt securities. It is anticipated that the Fund's effective average maturity normally will be between three and ten years. Usually, at least 70 percent of the Fund's assets are invested in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of the U.S. government, its agencies or instrumentalities; c) foreign government securities; d) commercial paper and other short-term investments with a maturity of less than one year; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-risk/high-yield securities (often called "junk bonds"). May invest up to 25 percent of its total assets in debt and/or equity international securities.

     Risks

     The value of debt securities may be affected by changes in general interest rates. "Junk bonds" tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

             Aetna Variable Encore Fund d/b/a Aetna Money Market VP

     Investment Objective

     Seeks to provide high current return, consistent with preservation of capital and liquidity, by investing in high-quality money market instruments.

     Policies

     Earns interest by investing in short-term debt securities, including Treasury bills, commercial paper (the short-term borrowings of large companies), and other high-quality, fixed income securities. Invests primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its assets in foreign securities.

     Risks

     Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Balanced VP (formerly Aetna Investment Advisers Fund)

     Investment Objective

     Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents.

     Policies

     Assets are allocated among common and preferred stocks, bonds, U.S. government securities and derivatives, and money market instruments. May also invest in when-issued or delayed-delivery securities. Will not invest more than 25 percent of its total assets in high-risk/high-yield securities or "junk bonds." Will not invest more than 25 percent of its assets in international securities.

     Risks

     There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High risk/high-yield securities involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio)

     Investment Objective

     Seeks to provide capital appreciation. Designed for participants who have an investment horizon exceeding 15 years and a high level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 80 percent equities and 20 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company, while debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High risk/high-yield securities have additional credit risks, including lack of liquidity, greater likelihood of default and increased sensitivity to difficult economic and corporate developments.

     International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

       Aetna Crossroads VP (formerly Aetna Crossroads Variable Portfolio)

     Investment Objective

     Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The portfolio is designed for participants who have an investment horizon exceeding ten years and who have a moderate level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high quality and present minimal credit risk.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company; debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High risk/high-yield securities have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio)

     Investment Objective

     Seeks to provide total return consistent with preservation of capital. Designed for participants who have an investment horizon exceeding five years and a low level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high-quality and present minimal credit risk. Securities include U.S. government obligations, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations.

     The benchmark portfolio is 40 percent equities and 60 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or value of the issuer; debt securities may be affected by changes in general interest rates and creditworthiness of the issuer. High risk/high-yield securities have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

                             Aetna Value Opportunity
            (formerly Aetna Variable Capital Appreciation Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value oriented approach in an attempt to outperform the total return performance of publicly-traded common stocks represented by the S&P 500.

     Policies

     Normally invests at least 65 percent of its net assets in common stocks. May also purchase securities aside from common stocks. The value of all non-common stock investments normally represents no more than 35 percent of the Portfolio's total assets. The Portfolio may invest up to 25 percent of its assets in foreign securities, buy and sell put and call options on stock indices and on individual stocks, purchase futures contracts, options contracts, engage in currency hedging and purchase securities on a "when-issued," delayed-delivery or forward-commitment basis.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Investments in securities of foreign issuers or securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs, less liquidity, price or income volatility, less government supervision and regulation of foreign stock exchanges and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Growth VP (formerly Aetna Variable Growth Portfolio)

     Investment Objective

     Seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

     Policies

     Normally invests at least 65 percent of its total assets in common stocks that have potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements with domestic banks and broker dealers, purchase commercial paper and other short-term instruments, and invest up to 25 percent of its assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-risk/high-yield securities or "junk bonds." May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High risk/high-yield securities may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

  Aetna Index Plus Large Cap VP (formerly Aetna Variable Index Plus Portfolio)

     Investment Objective

     Seeks to outperform the total return performance of publicly traded common stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P
500), an unmanaged stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation.1

     Policies

     The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in common stocks included in the S&P
500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

     Risks

     Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.

     Investment Adviser: Aeltus Investment Management, Inc.



--------
1 Inclusion of a stock in the S&P 500 in no way implies an opinion by Standard & Poor's Corporation as to the stock's attractiveness as an investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      Aetna Small Company (formerly Aetna Variable Small Company Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

     Policies

     Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

                             Aetna International VP

Investment objective

Seeks long term capital growth, primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The fund will not target any given level of current income.

Policies

Invests at least 65% of its total assets among securities principally traded in three or more countries outside of North America. The fund will invest primarily in equity securities, including securities convertible into common stocks. Will invest in a broad spectrum of companies and industries. Further, from time to time, the fund may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if un-rated, are considered by Aeltus to be of comparable quality. Additionally the fund may invest in options, futures, enter into repurchase agreements and engage in currency hedging.

Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards, and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.

Investment advisor: Aeltus Investment Management, Inc.

                         Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are Real Estate Investment Trusts (REITs).

Policies

Normally invests at least 65% of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50%) of their revenues or profits from real estate operations or related sources. The fund may invest in convertible securities and preferred stock. Additionally, the fund may invest in options and futures, enter into repurchase agreements, and invest up to 25% of its total assets in foreign securities. The fund will not invest more than 15% of the total value of its assets in high-yield bonds.

Risks

There are a number of risk factors to be considered when investing in the Real Estate Securities Fund. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.

Investment Adviser: Aeltus Investment Management, Inc.

                        Calvert Social Balanced Portfolio
           (formerly Calvert Responsibly Invested Balanced Portfolio)

     Investment Objective

     Seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services. Seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds, and money market instruments selected with a concern for the social impact of each investment.

     Policies

     The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest a least 25 percent of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10 percent of its assets in foreign securities.

     Risks

     Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

     Investment Adviser: Calvert Asset Management Company, Inc.

                      Fidelity VIP Equity-Income Portfolio

     Investment Objective

     Seeks reasonable income by investing primarily in income-producing equity securities. Also considers the potential for capital appreciation.

     Policies

     Seeks to achieve a yield that will beat that of the Standard & Poor's (S&P) 500 Index. The Portfolio normally invests at least 65 percent of its total assets in income producing common or preferred stock. The remainder of the Portfolio's assets will tend to be invested in debt obligations, many of which are expected to be convertible into common stocks. The Portfolio may invest the balance in all types of domestic and foreign securities, including bonds of varying quality. Portfolio managers do not expect to invest in debt securities of companies that do not have proven earnings or credit.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                          Fidelity VIP Growth Portfolio

     Investment Objective

     Seeks capital appreciation by investing in common stock, although the Portfolio is not limited to any one type of security. May pursue capital appreciation through the purchase of bonds and preferred stocks.

     Policies

     Tends to focus on smaller, lesser-known companies in new and emerging areas of the economy. The Portfolio may, however, pursue growth in larger or revitalized companies that hold a strong position in the market. These may be found in mature or declining industries. Companies that have strong growth potential often have new products, technologies, distribution channels, or other opportunities. Generally, these domestic and foreign companies tend to be small- and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. May not invest more than 20 percent of its assets in any one foreign country.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The market prices of stocks with high P/E ratios may be particularly sensitive to economic market or company news. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                       Fidelity VIP High Income Portfolio

     Investment Objective

     Seeks high current income, with capital growth as a secondary consideration.

     Policies

     Invests mainly in high-yielding debt securities, with an emphasis on longer-term, lower-quality fixed income securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities, but will not invest more than 20 percent of its assets in any one foreign country.

     Risks

     Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

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                         Fidelity VIP Overseas Portfolio

     Investment Objective

     Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S.

     Policies

     Normally invests at least 65 percent of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). Expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality. Invests in securities of both developed and emerging markets. May invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. Will tend to focus on the equity securities of both large and small companies. May invest in short-term debt securities and money market instruments for cash management purposes. When allocating the Portfolio's investments among countries and regions, the Portfolio Managers consider such factors as governmental policies, and the outlook for currency relationships. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. International funds have increased economic and political risks because they are exposed to events and factors in the various world markets, especially in emerging markets. In addition, changes in the value of foreign currencies can significantly affect the Portfolio's share price. The Portfolio seeks to reduce investment risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity VIP II Asset Manager Portfolio

     Investment Objective

     Seeks high total return with reduced risk over the long term.

     Policies

     Invests in a diverse range of stocks, bonds, short-term, and money market instruments, issued in the U.S. and abroad. The stock class includes equity securities of all types. The bond class includes all varieties of fixed income instruments with maturities of more than three years. The short-term instruments class includes all types of short-term instruments with remaining maturities of three years or less. The Portfolio has a neutral mix which represents the way investments generally will be allocated over the long term. This mix will vary over short-term periods - within defined ranges - based on the current outlook for the different markets. May invest up to 50 percent of its total assets in foreign securities, but will not invest more than 20 percent of its assets in any one foreign country.

     Risks

     The Portfolio seeks to reduce its overall risk by diversifying among different types of investments, but aggressively invests in a wide variety of security types, including stocks and bonds issued in developed and developing countries. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks.

     Investment Adviser: Fidelity Management & Research Company

                      Fidelity VIP II Contrafund Portfolio

     Investment Objective

     Seeks capital appreciation by investing mainly in equity securities of companies that FMR believes to be undervalued or out of favor.

     Policies

     Usually invests in common stock and securities convertible into common stock, but may invest in any type of security that may produce capital appreciation. Seeks companies that are: 1) unpopular, but that may improve due to developments such as a change in management, a new product line, or an improved balance sheet; or 2) recently popular, but temporarily out of favor due to short-term or one-time factors; or, undervalued compared to other companies in the same industry. May not invest more than 20 percent of its assets in any one foreign country, but may have an additional 15 percent invested in securities of issuers located in any one (but only one) of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or general market and economic conditions. The Portfolio's

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strategy can lead to investments in small- and medium-sized companies, which carry more risk than larger ones. Generally, such companies rely on limited product lines and markets, financial resources or other factors. This may make them more susceptible to downturns. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets. Seeks to manage risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                       Fidelity VIP II Index 500 Portfolio

     Investment Objective

     Seeks to match the total return of the S&P 500 while keeping expenses low.

     Policies

     Normally invests at least 80 percent (65 percent if Portfolio assets are below $20 million) of the Portfolio's assets in equity securities of companies that comprise the S&P 500. In seeking a 98 percent or better long-term correlation of the Portfolio's total return to that of the S&P 500, FMR employs a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. The Portfolio's composition may not always be identical to that of the index. If extraordinary circumstances warrant, FMR may exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective. FMR monitors the correlation between the performance of the Portfolio and the S&P 500 on a regular basis. Although the Portfolio focuses on common stocks, it may invest in other equity securities and other types of instruments. The Portfolio may invest up to 50 percent of its assets in foreign securities, but no more than 20 percent of its assets in any one foreign country.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks related to political or economic conditions in foreign countries, fluctuations in foreign debt currencies, withholding or other taxes, operational risks, increased regulatory burdens, and potentially less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                 Janus Aspen Series Aggressive Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital.

     Policies

     A nondiversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. Normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies-those whose market capitalizations fall within the range of companies in the Standard and Poor's (S&P) Mid Cap 400 Index. May invest, to a lesser degree, in other types of securities including preferred stocks, warrants, convertible securities, and debt securities. May invest up to 35 percent of its net assets in high-yield/high-risk debt securities ("junk bonds"). May at times hold substantial positions in cash equivalents or interest-bearing securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory, and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                      Janus Aspen Series Balanced Portfolio

     Investment Objective

     Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

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     Policies

     Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Invests in common stocks of domestic and foreign companies. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when the portfolio manager perceives an opportunity for capital growth. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market financial and economic conditions. The portfolio manager generally takes a "bottom up" approach to building the Portfolio, seeking to identify individual companies with earnings growth potential that may not be recognized by the market at large.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                  Janus Aspen Series Flexible Income Portfolio

     Investment Objective

     Seeks maximum total return, consistent with the preservation of capital.

     Policies

     The Portfolio invests at least 80 percent of its assets in income-producing securities which may include: corporate bonds and notes, preferred stock, income-producing common stocks, debt securities convertible or exchangeable into equity securities, and debt securities with the right to acquire equity securities. May invest to a lesser degree in common stocks, other equity securities, or debt securities not currently paying dividends or interest. May purchase securities of any maturity and quality. Average maturity and quality of its portfolio may vary substantially. May invest without limit in foreign securities, including those of corporate and government issuers, as well as in high-yield/high-risk securities. May have substantial holdings of such securities, as well as in high-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's.

     Risks

     Foreign investing involves risks that are different in some respects from investments in securities of U.S. issuers including: economic/political volatility; less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and price, interest rate and currency risk. The value of lower-quality securities generally depends more on the ability of the issuer to meet interest and principal payments than is true for higher-quality securities. Issuers of high-yield securities are more vulnerable to real or perceived economic and political changes or adverse developments specific to the issuer. In the event of a default, the Portfolio would experience a reduction of its income and a decline in the market value of the defaulted securities.

     Investment Adviser: Janus Capital Corporation

                       Janus Aspen Series Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of foreign and domestic companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                  Janus Aspen Series Worldwide Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization or place of principal business activity. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                             MFS Total Return Series

     Investment Objective

     Seeks to provide above average income consistent with the prudent employment of capital; its secondary objective is to provide reasonable opportunity for growth of capital and income.

     Policies

     Under normal market conditions, at least 25 percent of the Series' assets will be invested in fixed income securities, and at least 40 percent (but no more than 75 percent) of the Series' assets will be invested in equity securities. The Series invests in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. May vary the percentage of assets invested in any one type of security depending on the Adviser's interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. The Series debt investment may consist of both investment grade securities and securities that are lower rated or unrated categories (commonly known as "junk bonds"). May hold up to 20 percent of its assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

     Risks

     Investing in the securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")



                           MFS World Government Series

     Investment Objective

     Seeks not only preservation, but also growth of capital, together with moderate current income.

     Policies

     The Series seeks to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting primarily in debt securities and, to a lesser extent, equity securities. Under normal circumstances, the Series invests at least 80 percent of its assets in debt securities. The Series may invest up to 100 percent (although it generally expects to invest not more than 80 percent) of its net assets in foreign securities. At least 65 percent of the Series' assets will be invested in at least three different countries, one of which may be the U.S., except when the Adviser believes that investing for temporary defensive purposes is appropriate. U.S. assets will be invested in high-quality debt securities, and the remainder of the assets will be diversified among countries where opportunities for total return are expected to be most attractive. It is currently expected that investments in foreign countries will be primarily in government securities to minimize credit risks.

     Risks

     Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")

                      Oppenheimer Capital Appreciation Fund

     Investment Objective

     Seeks to achieve capital appreciation by investing in "growth-type" companies.

     Policies

     "Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.

     Risks

     Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.

     Investment Adviser: OppenheimerFunds, Inc.



                       Oppenheimer Global Securities Fund

     Investment Objective

     Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     Policies

     Invests a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries, and special investment situations which are considered to have appreciation possibilities. May invest in foreign securities and the relative amount of such investments will change from time to time.

     Risks

     Stock prices will fluctuate. Foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing brokerage and economic standards. Investments in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile.

     Investment Adviser: OppenheimerFunds, Inc.

                        Oppenheimer Growth & Income Fund

     Investment Objective

     Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

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     Policies

     Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. There is no minimum or maximum percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.

     Risks

     Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.

     Investment Adviser: OppenheimerFunds, Inc.

                         Oppenheimer Strategic Bond Fund

     Investment Objective

     Seeks a high level of current income principally derived from interest on debt securities. Seeks to enhance such income by writing covered call options on debt securities.

     Policies

     Invests principally in lower-rated, high-yield domestic debt securities (commonly shown as "junk bonds"), U.S. government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.

     Risks

     The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.

     Investment Adviser: OppenheimerFunds, Inc.

               Portfolio Partners MFS Emerging Equities Portfolio

     Investment Objective

     Seeks long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.

     Policies

     Normally invests at least 80 percent of its assets in common stocks of companies the subadviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors. The Portfolio will invest primarily in stocks. To a limited extent, however, it may seek appreciation in other types of securities such as convertible securities and warrants, when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions.

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Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that are different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

                Portfolio Partners MFS Research Growth Portfolio

     Investment Objective

     Seeks to provide long-term growth of capital and future income.

     Policies

     Invests a substantial proportion of its assets in the common stocks, or securities convertible into common stocks, of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The Portfolio may invest up to 20 percent of its net assets in foreign securities, including emerging market securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

                  Portfolio Partners MFS Value Equity Portfolio

     Investment Objectives

     Seeks capital appreciation. Dividend income, if any, is an incidental consideration.

     Policies

     While the Portfolio's policy is to invest primarily in common stocks, it may seek appreciation in other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fixed-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

            Portfolio Partners Scudder International Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

     Policies

     Invests in companies, wherever organized, that do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the subadviser believes have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Scudder, Stevens & Clark, Inc.

            Portfolio Partners T. Rowe Price Growth Equity Portfolio

     Investment Objective

     Seeks long-term growth of capital and, secondly, to increase dividend income by investing primarily in common stocks of well established growth companies.

     Policies

     Under normal market conditions the Portfolio invests primarily in common stocks issued by a diversified group of growth companies. The companies in which the Portfolio invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, the Portfolio may invest in foreign securities and convertible securities and warrants, when the subadviser considers such investments consistent with the Portfolio's investment objective and policies.

     The Portfolio generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the subadviser. For example, the subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes. The Portfolio may engage in strategic transactions, which may include the use of derivatives.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: T. Rowe Price Associates, Inc.

                                   PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are offered only in those states where the Contract has been approved for sale in that state. The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") including Roth IRAs under Sections 408(b) and 408A of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

In most states, the Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Variable Fund d/b/a                                [bullet] Fidelity VIP High Income Portfolio
         Aetna Growth and Income VP                               [bullet] Fidelity VIP Overseas Portfolio
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                  [bullet] Fidelity VIP II Asset Manager Portfolio
[bullet] Aetna Variable Encore Fund d/b/a                         [bullet] Fidelity VIP II Contrafund Portfolio
         Aetna Money Market VP                                    [bullet] Fidelity VIP II Index 500 Portfolio
[bullet] Aetna Balanced VP                                        [bullet] Janus Aspen Aggressive Growth Portfolio
         (formerly Aetna Investment Advisers Fund, Inc.)          [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Ascent VP                                          [bullet] Janus Aspen Flexible Income Portfolio
         (formerly Aetna Ascent Variable Portfolio)               [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads VP                                      [bullet] Janus Aspen Worldwide Growth Portfolio
         (formerly Aetna Crossroads Variable Portfolio)           [bullet] MFS Total Return Series
[bullet] Aetna Legacy VP                                          [bullet] MFS World Governments Series
         (formerly Aetna Legacy Variable Portfolio)               [bullet] Oppenheimer Aggressive Growth Fund
[bullet] Aetna Value Opportunity VP                                        (formerly Oppenheimer Capital Appreciation Fund)
         (formerly Aetna Variable Capital Appreciation Portfolio) [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Growth VP                                          [bullet] Oppenheimer Growth & Income Fund
         (formerly Aetna Variable Growth Portfolio)               [bullet] Oppenheimer Strategic Bond Fund
[bullet] Aetna Index Plus Large Cap VP                            [bullet] Portfolio Partners MFS Emerging Equities Portfolio
         (formerly Aetna Variable Index Plus Portfolio)           [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Aetna Small Company VP                                   [bullet] Portfolio Partners MFS Value Equity Portfolio
         (formerly Aetna Variable Small Company Portfolio)        [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Aetna International VP                                   [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Real Estate Securities VP
[bullet] Calvert Social Balanced Portfolio
         (formerly Calvert Responsibly Invested Balanced
         Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus. The Fixed Account is described in a separate Appendix to this Prospectus. The availability of the Funds, the Guaranteed Account and the Fixed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 20 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                             ARE DATED MAY 1, 1998.

                                                          TABLE OF CONTENTS
====================================================================================================================================

DEFINITIONS ..............................................................................................          DEFINITIONS - 1
PROSPECTUS SUMMARY .......................................................................................              SUMMARY - 1
FEE TABLE ................................................................................................            FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ..........................................................................          AUV HISTORY - 1
THE COMPANY ....................................................................................................................   1
VARIABLE ANNUITY ACCOUNT B .....................................................................................................   1
INVESTMENT OPTIONS .............................................................................................................   1
    The Funds ..................................................................................................................   1
    Credited Interest Option ...................................................................................................   3
    Fixed Account .......... ...................................................................................................   3
PURCHASE .......................................................................................................................   3
    Contract Availability ......................................................................................................   3
    Purchasing Interests in the Contract .......................................................................................   3
    Purchase Payments ..........................................................................................................   3
    Contract Rights ............................................................................................................   4
    Designations of Beneficiary and Annuitant ..................................................................................   4
    Right to Cancel ............................................................................................................   4
CHARGES AND DEDUCTIONS .........................................................................................................   4
    Daily Deductions from the Separate Account .................................................................................   4
        Mortality and Expense Risk Charge ......................................................................................   4
        Administrative Charge ..................................................................................................   4
    Maintenance Fee ............................................................................................................   5
    Reduction or Elimination of Administrative Charge and Maintenance Fee ......................................................   5
    Deferred Sales Charge ......................................................................................................   5
    Reduction or Elimination of the Deferred Sales Charge ......................................................................   6
    Fund Expenses ..............................................................................................................   6
    Premium and Other Taxes ....................................................................................................   6
CONTRACT VALUATION .............................................................................................................   6
    Account Value ..............................................................................................................   6
    Accumulation Units .........................................................................................................   6
    Net Investment Factor ......................................................................................................   7
TRANSFERS ......................................................................................................................   7
     Telephone Transfers .......................................................................................................   7
    Dollar Cost Averaging Program ..............................................................................................   7
    Account Rebalancing Program ................................................................................................   8
WITHDRAWALS ....................................................................................................................   8
SYSTEMATIC DISTRIBUTION OPTIONS ................................................................................................   8
DEATH BENEFIT DURING ACCUMULATION PERIOD .......................................................................................   9
    Death Benefit Amount .......................................................................................................   9
    Death Benefit Payment Options ..............................................................................................  10
        Nonqualified Contracts .................................................................................................  10
        Qualified Contracts ....................................................................................................  10
ANNUITY PERIOD .................................................................................................................  11
    Annuity Period Elections ...................................................................................................  11
    Partial Annuitization ......................................................................................................  11
    Annuity Options ............................................................................................................  11
    Annuity Payments ...........................................................................................................  12
    Charges Deducted During the Annuity Period .................................................................................  12
    Death Benefit Payable During the Annuity Period ............................................................................  12
TAX STATUS .....................................................................................................................  13
    Introduction ...............................................................................................................  13
    Taxation of the Company ....................................................................................................  13
    Tax Status of the Contract .................................................................................................  13
    Taxation of Annuity Contracts ..............................................................................................  14
    Contracts Used with Certain Retirement Plans ...............................................................................  16
    Qualified Contracts in General .............................................................................................  16
    Individual Retirement Annuities and Simplified Employee Pension Plans ......................................................  17
    Withholding ................................................................................................................  17
MISCELLANEOUS ..................................................................................................................  17
    Distribution ...............................................................................................................  17
    Delay or Suspension of Payments ............................................................................................  18
    Performance Reporting ......................................................................................................  18
    Voting Rights ..............................................................................................................  18
    Modification of the Contract ...............................................................................................  18
    Transfers of Ownership; Assignment .........................................................................................  19
    Involuntary Terminations ...................................................................................................  19
    Legal Matters and Proceedings ..............................................................................................  19
    Year 2000...................................................................................................................  19
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............................................................................  20
APPENDIX A--ALIAC GUARANTEED ACCOUNT ...........................................................................................  21
APPENDIX B--FIXED ACCOUNT ......................................................................................................  23
APPENDIX C--DESCRIPTION OF UNDERLYING FUNDS.....................................................................................  24


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Claim Date: The date when proof of death and the Beneficiary's claim are received in good order at the Company's Home Office.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts.

The Company may also serve as a Distributor.

Fixed Account: A fixed interest option available in certain states which is described in an Appendix to this prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.

Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 403(b), 408(b), or 408A.

Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.

Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs") including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Section 403(b) of the Code (may be subject to approval by the Company and by state regulatory agencies).

     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.") If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract and you exercise your free look right under this provision, Purchase Payment will be restored to the contract from which it came.

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account (or the Fixed Account, in certain states) subject to the limitations described in "Investment Options," see page 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" and Appendix C in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See Appendix A to this Prospectus and the prospectus for the Guaranteed Account.)

     The Fixed Account is an option available under the Contract in certain states which allows you to earn a fixed rate of interest. (See the Appendix B to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts, and the Guaranteed Account (or Fixed Account in certain states). During the Annuity Period and subject to state approval, if you have elected variable payments, you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Any transfer charge will be applied so that the amount being transferred will be reduced. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See Appendix A.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as we allow, we automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See Appendix A.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to:                Aetna Life Insurance and Annuity Company
                                  151 Farmington Avenue
                                  Hartford, Connecticut 06156-5996
                                  Attention: Customer Service

[bullet] Call Customer Service:   1-800-531-4547 (for automated transfers or
                                  changes in the allocation of Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
================================================================================

     This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). For Roth IRA Contracts, if the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

          CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 2                                  7%
  2 or more but less than 4                    6%
  4 or more but less than 5                    5%
  5 or more but less than 6                    4%
  6 or more but less than 7                    3%
  7 or more                                    0%


---------------------------------------------------------------


                       ROTH IRA CONTRACTS:
---------------------------------------------------------------
                                         Deferred Sales
  Completed Contract Years              Charge Deduction
  ------------------------              ----------------
  Less than 1                                  5%
  1 or more but less than 2                    4%
  2 or more but less than 3                    3%
  3 or more but less than 4                    2%
  4 or more but less than 5                    1%
  5 or more                                    0%
---------------------------------------------------------------

     Annual Maintenance Fee (1)....................................       $30.00
     Transfer Charge (2)...........................................        $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

     Mortality and Expense Risk Charge ............................     1.10%(3)
     Administrative Charge ........................................     0.15%
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%

During the Annuity Period:

     Mortality and Expense Risk Charge ............................     1.25%
     Administrative Charge ........................................     0.00%(4)
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions."

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS (APPLIES TO ALL CONTRACTS)

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                                                Investment             Other              Total
                                                             Advisory Fees(1)        Expenses          Mutual Fund
                                                              (after expense      (after expense          Annual
                                                              reimbursement)      reimbursement)         Expenses
Aetna Growth and Income VP(2)
Aetna Bond VP(2)
Aetna Money Market VP(2)
Aetna Balanced VP(2)
Aetna Ascent VP(2)
Aetna Crossroads VP(2)
Aetna Legacy VP(2)
Aetna Value Opportunity VP(3)
Aetna Growth VP(3)
Aetna Index Plus Large Cap VP(3)
Aetna Small Company VP(3)
Aetna International VP(3)
Aetna Real Estate Securities VP(3)
Calvert Social Balanced Portfolio(4)
Fidelity VIP Equity-Income Portfolio(5)
Fidelity VIP Growth Portfolio(5)
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio(5)
Fidelity VIP II Asset Manager Portfolio(5)
Fidelity VIP II Contrafund Portfolio(5)
Fidelity VIP II Index 500 Portfolio(6)
Janus Aspen Aggressive Growth Portfolio(7)
Janus Aspen Balanced Portfolio(7)
Janus Aspen Flexible Income Portfolio(7)
Janus Aspen Growth Portfolio(7)
Janus Aspen Worldwide Growth Portfolio(7)
MFS Total Return Series(8)
MFS World Governments Series(8)
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio(9)(10)
Portfolio Partners MFS Research Growth Portfolio(9)(10)
Portfolio Partners MFS Value Equity Portfolio(10)
Portfolio Partners Scudder International Growth Portfolio(10)
Portfolio Partners T. Rowe Price Growth Equity Portfolio(10)


--------------------------------------------------------------------------------
                                  FEE TABLE - 2

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) For the fiscal year ended December 31, 1997, the Company provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the Company will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The "Other Expenses" shown are the actual expenses that would have been charged to Fund during 1997 in the absence of the Company's assumption of all of the Fund's ordinary recurring direct costs.

(3) The Portfolios' adviser has agreed to waive a portion of its fee or to reimburse the Portfolios for certain expenses so that aggregate expenses do not exceed the following percentage of each Portfolio's net assets: 0.80% for Growth VP; 0.55% for Index Plus Large Cap VP; 1.15% for International VP; 0.95% for Real Estate Securities VP and Small Company VP; and 0.80% for Value Opportunity VP. Without such waiver or reimbursement, aggregate expenses for the fiscal year ended December 31, 1997 would have been ____% for Growth VP; ____% for Index Plus Large Cap VP; _____% for Small Company VP; and ____% for Value Opportunity VP; and are estimated for the current fiscal year to be; ____% for International VP; and _____% for Real Estate Securities VP. These waiver/reimbursement arrangements are voluntary and may be modified or eliminated at any time.

(4) The figures above are based on expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of % expected to be incurred in 1998. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as % or as low as %, depending on performance. "Other Expenses" reflect an indirect fee of % (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be %.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been % for Equity-Income Portfolio, % for Growth Portfolio, % for Overseas Portfolio, % for Asset Manager Portfolio; and % for Contrafund Portfolio.

(6) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been %, % and %, respectively, for Index 500 Portfolio.

(7) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been %, % and % for Aggressive Growth Portfolio; %, % and % for Balanced Portfolio; %,% and % for Growth Portfolio; and %, % and % for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(8) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Total Return Series and MFS World Governments Series would be % and %, respectively, and "Total Fund Annual Expenses" would be % and %, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(9) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(10) Each Portfolio's aggregate expenses are limited to the advisory fees and administrative fees disclosed above through April 30, 1999. Without these limitations, the aggregate expenses for the current period are estimated to be as follows: __% for the MFS Emerging Equities Portfolio; __% for the MFS Research Growth Portfolio: __% for the MFS Value Equity Portfolio; __% for the Scudder International Growth Portfolio; and __% for the T. Rowe Price Growth Equity Portfolio.


--------------------------------------------------------------------------------
                                  FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to %.

                                                                 CONTRACTS OTHER THAN ROTH IRA CONTRACTS

                                                              EXAMPLE A                           EXAMPLE B
                                             If you withdraw the entire Account       If you do not withdraw the Account
                                             Value at the end of the periods shown,   Value, or if you annuitize at the end
                                             you would pay the following expenses,    of the periods shown, you would pay
                                             including any applicable deferred sales  the following expenses (no deferred charge
                                             charge:                                  sales charge is reflected):*

                                               1 year     3 years   5 years   10 years  1 year   3 years     5 years  10 years
                                               ------     -------   -------   --------  ------   -------     -------  --------
Aetna Growth and Income VP
Aetna Bond VP
Aetna Money Market VP
Aetna Balanced VP
Aetna Ascent VP
Aetna Crossroads VP
Aetna Legacy VP
Aetna Value Opportunity VP
Aetna Growth VP
Aetna Index Plus Large Cap VP
Aetna Small Company VP
Aetna International VP
Aetna Real Estate Securities VP
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International
  Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio

---------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 6


                                                                                    ROTH IRA CONTRACTS

                                                                        EXAMPLE C                         EXAMPLE D
                                                        If you withdraw the entire Account     If you do not withdraw the Account
                                                        Value at the end of the periods        Value, or if you annuitize at the
                                                        shown, you would pay the following     end of the periods shown, you
                                                        expenses, including any applicable     would pay the following expenses
                                                        deferred sales charge:                 (no deferred sales charge is
                                                                                               reflected):*

                                                         1 year  3 years  5 years    10 years     1 year  3 years 5 years 10 years
                                                         ------  -------  -------    --------     ------  ------- ------- --------
Aetna Growth and Income VP
Aetna Bond VP
Aetna Money Market VP
Aetna Balanced VP
Aetna Ascent VP
Aetna Crossroads VP
Aetna Legacy VP
Aetna Value Opportunity VP
Aetna Growth VP
Aetna Index Plus Large Cap VP
Aetna Small Company VP
Aetna International VP
Aetna Real Estate Securities VP
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

------------
*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 6

                         CONDENSED FINANCIAL INFORMATION
================================================================================

    (Selected data for accumulation units outstanding throughout each period)

The condensed financial information presented below for the four years ended December 31, 1997 is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon, are included in the Statement of Additional Information.

                                                                                1997               1996          1995          1994
AETNA GROWTH AND INCOME VP
Value at beginning of period                                                                    $14.001       $10.737       $10.000
Value at end of period                                                                          $17.181       $14.001       $10.737
Increase (decrease) in value of accumulation units(1)                                            22.71%        30.40%      7.37%(2)
Number of accumulation units outstanding at end of period                                     4,919,945     3,068,782     3,178,712
AETNA BOND VP
Value at beginning of period                                                                    $12.037       $10.324       $10.000
Value at end of period                                                                          $12.294       $12.037       $10.324
Increase (decrease) in value of accumulation units(1)                                             2.14%        16.59%      3.24%(3)
Number of accumulation units outstanding at end of period                                     1,129,814       988,199       983,357
AETNA MONEY MARKET VP
Value at beginning of period                                                                    $10.968       $10.489       $10.000
Value at end of period                                                                          $11.394       $10.968       $10.489
Increase (decrease) in value of accumulation units(1)                                             3.89%         4.57%      4.89%(2)
Number of accumulation units outstanding at end of period                                     4,871,015     2,694,034     3,407,448
AETNA BALANCED VP
Value at beginning of period                                                                    $13.602       $10.828       $10.000
Value at end of period                                                                          $15.445       $13.602       $10.828
Increase (decrease) in value of accumulation units(1)                                            13.55%        25.62%      8.42%(4)
Number of accumulation units outstanding at end of period                                     1,544,723       919,744       911,281
AETNA ASCENT VP
Value at beginning of period                                                                    $10.645       $10.000
Value at end of period                                                                          $12.970       $10.645
Increase (decrease) in value of accumulation units(1)                                            21.84%      6.45%(5)
Number of accumulation units outstanding at end of period                                       298,740        15,832
AETNA CROSSROADS VP
Value at beginning of period                                                                    $10.587       $10.000
Value at end of period                                                                          $12.402       $10.587
Increase (decrease) in value of accumulation units(1)                                            17.14%      5.87%(5)
Number of accumulation units outstanding at end of period                                       326,292        27,089
AETNA LEGACY VP
Value at beginning of period                                                                    $10.438       $10.000
Value at end of period                                                                          $11.751       $10.438
Increase (decrease) in value of accumulation units(1)                                            12.58%      4.38%(6)
Number of accumulation units outstanding at end of period                                       492,915        28,778
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                                                    $10.000
Value at end of period                                                                          $10.919
Increase (decrease) in value of accumulation units(1)                                          9.19%(7)
Number of accumulation units outstanding at end of period                                        19,177
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

================================================================================



                                                                                1997               1996          1995          1994
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease in value of accumulation units(1)
Numver of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

                                                                      1997         1996            1995           1994
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                    $13.324         $10.002         $10.000
Value at end of period                                                          $15.013         $13.324         $10.002
Increase (decrease) in value of accumulation units(1)                            12.68%          33.21%       0.02%(13)
Number of accumulation units outstanding at end of period                     4,200,501         913,517          17,013
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                                    $13.913         $10.423         $10.000
Value at end of period                                                          $15.734         $13.913         $10.423
Increase (decrease) in value of accumulation units(1)                            13.09%          33.48%       4.23%(13)
Number of accumulation units outstanding at end of period                     3,260,855         885,545          17,013
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                                    $10.701         $10.000
Value at end of period                                                          $12.031         $10.701
Increase (decrease) in value of accumulation units(1)                            12.43%       7.01%(10)
Number of accumulation units outstanding at end of period                     1,222,580         112,819
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                    $11.143         $10.000
Value at end of period                                                          $12.439         $11.143
Increase (decrease) in value of accumulation units(1)                            11.62%       11.43%(8)
Number of accumulation units outstanding at end of period                       681,094         150,017
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                                    $11.664         $10.000
Value at end of period                                                          $13.180         $11.664
Increase (decrease) in value of accumulation units(1)                            12.99%       16.64%(8)
Number of accumulation units outstanding at end of period                       450,051         116,810
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                                    $11.658         $10.000
Value at end of period                                                          $13.943         $11.658
Increase (decrease) in value of accumulation units(1)                            19.60%      16.58%(10)
Number of accumulation units outstanding at end of period                     3,294,964         684,272
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                                    $11.336         $10.000
Value at end of period                                                          $13.728         $11.336
Increase (decrease) in value of accumulation units(1)                            21.10%      13.36%(10)
Number of accumulation units outstanding at end of period                     1,994,556         191,671
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                                    $13.040         $10.374         $10.000
Value at end of period                                                          $13.879         $13.040         $10.374
Increase (decrease) in value of accumulation units(1)                             6.43%          25.71%       3.74%(15)
Number of accumulation units outstanding at end of period                     1,248,669         187,584               0
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                                    $12.104         $10.000
Value at end of period                                                          $13.865         $12.104
Increase (decrease) in value of accumulation units(1)                            14.55%       21.04%(8)
Number of accumulation units outstanding at end of period                       682,296          53,016

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

                                                                         1997            1996         1995             1994
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                           $12.071       $9.884          $10.000
Value at end of period                                                                 $12.995      $12.071           $9.884
Increase (decrease) in value of accumulation units(1)                                    7.66%       22.13%      (1.16)%(16)
Number of accumulation units outstanding at end of period                              225,717       45,714                0
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                           $12.975      $10.109          $10.000
Value at end of period                                                                 $15.153      $12.975          $10.109
Increase (decrease) in value of accumulation units(1)                                   16.79%       28.35%         1.09%(4)
Number of accumulation units outstanding at end of period                            1,145,305      176,111            9,588
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                                           $12.341      $10.000
Value at end of period                                                                 $15.701      $12.341
Increase (decrease) in value of accumulation units(1)                                   27.22%   23.41%(11)
Number of accumulation units outstanding at end of period                            3,060,432      252,485
MFS TOTAL RETURN SERIES
Value at beginning of period                                                           $10.000
Value at end of period                                                                 $10.894
Increase (decrease) in value of accumulation units(1)                                8.94%(17)
Number of accumulation units outstanding at end of period                              387,019
MFS WORLD GOVERNMENTS SERIES
Value at beginning of period                                                           $10.000
Value at end of period                                                                 $10.471
Increase (decrease) in value of accumulation units(1)                                4.71%(17)
Number of accumulation units outstanding at end of period                               38,958
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES  FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                AUV HISTORY - 4

                                                                                1997      1996      1995      1994
OPPENHEIMER GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period
Value at end of period Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period



------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.
(7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during January 1995.
(9) Reflects less than a full year of performance activity. Funds were first received in this option during February 1995.
(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during April 1995.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.
(13) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.
(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(15) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
(16) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.
(17) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1996, when the Series became available under the Contract.
(18) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1996, when the series became available under the Contract.

--------------------------------------------------------------------------------
                                 AUV HISTORY - 5

--------------------------------------------------------------------------------
                                   THE COMPANY
================================================================================

     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT B
================================================================================

     The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

     Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration, or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available, count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

     The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

     Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

     The Funds are described in Appendix C of this prospectus. More detailed information may be found in the current prospectus for each Fund offered. The prospectus for the Fund should be read in conjunction with this prospectus. A free Fund prospectus is available upon request from the local Company office or by writing or calling the number listed in the "Inquiries" section of this Prospectus.

     Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

     Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

     Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

     Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix A.)

FIXED ACCOUNT

     In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See Appendix B)


                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

     The Contracts are offered only in those states where the Contract has been approved for sale in that state. The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies. A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

     Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

     The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in Pennsylvania).

     Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

     Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

     Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.

     Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder. However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

PURCHASE PAYMENTS

     You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

     The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

     For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

     Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account or the Fixed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")

CONTRACT RIGHTS

     Under individual Contracts, Certificate Holders have all Contract rights.

     Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

     Joint Certificate Holders have equal rights under the Contract and with respect to their Account. All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options, which can be exercised by one joint Certificate Holder after the Account has been established. See "Death Benefit" regarding the rights of the surviving joint Certificate Holder upon the death of a joint Certificate Holder prior to the Annuity Date.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

     You generally designate the Beneficiary under the Contract on the Application. You may also elect to specify the form of payment to be made to the Beneficiary. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

     For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

     For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL

     You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.


                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

     Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.10% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

     In certain circumstances, the risk of adverse expense experience associated with this Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of one of the following factors:

(1) the size and composition of the prospective group such as a group made up of active employees of the Company or its affiliates;

(2)  the type and frequency of administrative and sales services provided; and

(3)  the level of maintenance fee and deferred sales charges.

     Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person. We will make any reduction in the mortality and expense risk charge according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

     If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

     Administrative Charge. During the Accumulation Period, the

Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

     During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

     During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

     The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

     The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2)  the amount of expected Purchase Payments.

     Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

     Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.

     Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal other than from a Roth IRA, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

CONTRACTS OTHER THAN ROTH IRA

---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 2                                 7%
  2 or more but less than 4                   6%
  4 or more but less than 5                   5%
  5 or more but less than 6                   4%
  6 or more but less than 7                   3%
  7 or more                                   0%
---------------------------------------------------------------

ROTH IRA CONTRACTS

---------------------------------------------------------------
    Completed Contract Years            Deferred Sales
                                       Charge Deduction
                                       ----------------
  Less than 1                                 5%
  1 or more but less than 2                   4%
  2 or more but less than 3                   3%
  3 or more but less than 4                   2%
  4 or more but less than 5                   1%
  5 or more                                   0%
---------------------------------------------------------------

     A deferred sales charge will not be deducted from any portion of a

Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law);

[bullet] if the withdrawal is applied as a rollover to certain Roth Individual
         Retirement Annuities issued by the Company or an affiliate.

     After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

     The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

     Free Withdrawals. Subject to the restrictions described below, you may withdraw up to the greater of 10% of your current Account Value or the minimum distribution amount required by law during each calendar year without imposition of a deferred sales charge. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal and will be adjusted for amounts requested for distribution under a Systematic Distribution Option, during the calendar year. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See Appendix A for a discussion of withdrawals from the Guaranteed Account.)

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

     We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2)  the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate. Any reduction or elimination of the deferred sales charge will be subject to state approval and not be unfairly discriminatory against any person.

FUND EXPENSES

     Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the Fund prospectuses.

PREMIUM AND OTHER TAXES

     Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

     Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.


                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

     Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account or Fixed Account.

ACCUMULATION UNITS

     The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

     Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

     The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

(e) minus a daily charge at the annual effective rate of a maximum of 1.10% for mortality and expense risks and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

The net investment rate may be either positive or negative.


                                    TRANSFERS
================================================================================

     At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options. If approved by your state, during the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone. (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.

     During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. This charge will be deducted from the gross amount of the transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.

Telephone Transfers

     You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record calls on the 800 line.

Dollar Cost Averaging Program

     You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term or Fixed Account subject to the Company's terms and conditions to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term during participation in the Dollar Cost Averaging Program. If dollar cost averaging from a Guaranteed Term is discontinued, the Company will automatically transfer the balance remaining in the Guaranteed Term from which dollar cost averaging is withdrawn to a Guaranteed Term of the same duration unless the Certificate Holder initiates a transfer to another investment option. In either case, a market value adjustment will apply. If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the money market fund. There is no additional charge for the Dollar Cost Averaging Program. (See Appendix A for a discussion of the restrictions and features attributable to the Guaranteed Account.)

     Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus

Summary, which describes how you can obtain further information.

     The Dollar Cost Averaging Program is not available to individuals who have elected the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

     The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

     The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


                                   WITHDRAWALS
================================================================================

     All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deductions") and to taxes and to tax penalties (see "Tax Status"). Roth IRAs provide for a tax-free withdrawal of all assets in the Account, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59 1/2, or on account of death or disability, or for a qualified first-time home purchase

     Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment. For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or Fixed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

     The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")


     Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

     Reinstatement Privilege Following Withdrawal. You may elect to reinstate all or a portion of the proceeds received from the full withdrawal of your Account within 30 days after the withdrawal. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to your Account for the amount reinstated, as well as for any maintenance fee charged and any portion of any deferred sales charge imposed at the time of withdrawal. However, any aggregate negative market value adjustment made to the Guaranteed Account will not be credited. Reinstated amounts will be reallocated to applicable investment options in the same proportion as they were allocated at the time of withdrawal.

     The number of Accumulation Units credited will be based upon the Accumulation Unit Value(s) next computed following receipt at our Home Office of the reinstatement request along with the amount to be reinstated. Any maintenance fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. The reinstatement privilege may be used only once and does not apply to a Certificate Holder's Account that We close out as described in the Section entitled, "Involuntary Terminations." If you are contemplating reinstatement, you should seek competent advice regarding the tax consequences associated with this type of transaction.


                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

     The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic

Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

     The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed forthose who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.") Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

         ECO is not available under the Roth IRA Contract.

     If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

     Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, no other Systematic Distribution Option may be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

     A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before Annuity payments have commenced. If the Account is owned jointly, the death benefit applies at the death of the first joint Certificate Holder. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

DEATH BENEFIT AMOUNT

     If approved by your state, upon the death of the Annuitant, the death benefit proceeds will be the greater of:

(1) The minimum guaranteed death benefit (described below) as of the date of death, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was determined, or

(2)  The Account Value on the Claim Date.

     The minimum guaranteed death benefit is determined as follows: On the effective date of the Contract ("Effective Date"), the minimum guaranteed death benefit equals the amount of the initial Purchase Payment. On each Effective Date anniversary before the Annuitant reaches age 85, the minimum guaranteed death benefit is the greater of:

(1) The prior minimum guaranteed death benefit, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was previously determined, or

(2)  The Account Value on the Effective Date anniversary.

     After the Annuitant reaches age 85 the minimum guaranteed death benefit is equal to the minimum guaranteed death benefit determined on the Effective Date anniversary immediately preceding the date the Annuitant attained age 85 plus any Purchase Payments made, and less any amounts surrendered, applied to an Annuity option or deducted from the Account.

     On the Claim Date, if the minimum guaranteed death benefit is greater than the Account Value, the amount by which the minimum guaranteed death benefit exceeds the Account Value is allocated to the money market subaccount available under the Contract. The Beneficiary may elect a death benefit option as permitted unless the Certificate Holder has specified the form of payment to the Beneficiary.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the minimum guaranteed death benefit will not apply. The amount paid on account of the death of the Certificate Holder will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge. The

Beneficiary may elect a death benefit option available under the Contract unless the Certificate Holder has specified the form of payment to the Beneficiary.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was also the Annuitant, the spousal Beneficiary will become the Annuitant and the minimum guaranteed death benefit will also apply at the death of the spousal Beneficiary. The initial minimum guaranteed death benefit equals the Account Value as adjusted for any minimum guaranteed death benefit payable at the death of the original Certificate Holder/Annuitant. Thereafter, the minimum guaranteed death benefit is determined as above.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was not also the Annuitant, the Annuitant will not change and the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge.

     If the death benefit described above is not approved by your state, the following death benefit shall apply:

     Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday. Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3)  the Account Value as of the date of death.

     The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The death benefit paid will equal the Account Value when request for payment is made and no deferred sales charge applies.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the guaranteed death benefit will not apply. The amount of death benefit proceeds will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was the Annuitant, the amount of the death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Certificate Holder/Annuitant.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.") If this provision was not approved in your state, the deferred sales charge will apply only to Purchase Payments made since the death of the Certificate Holder.

     For amounts held in the Guaranteed Account, see Appendix A for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

     Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

     Nonqualified Contracts. Under a Nonqualified Contract, if you die, and the Beneficiary is your surviving spouse, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is the Annuitant's surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

     If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

     If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

     Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value.

     If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

     If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

     Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")


                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

     You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania).

     Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

     As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

         For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun. At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

     Once Annuity Payments begin, the Annuity Option may not be changed.

PARTIAL ANNUITIZATION

     You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

     The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--

         An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 66% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

*[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
          Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

*(If approved by your state.)

     If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

     Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

     We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

     Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

     Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require that all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

     If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

     We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

     The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

     If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     If the nonlifetime option was elected, and the Annuitant dies before all payments are made, remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

     Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.


                                   TAX STATUS
================================================================================

INTRODUCTION

     The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

     The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 403(b), 408(b) or 408A of the Code, ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

     Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

     In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

     Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder. If the Certificate Holder is a non-natural person, the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Account.

     If the Certificate Holder is a natural person but not the Annuitant and the Annuitant dies, if the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

     Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 403(b) Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts, distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For traditional IRA participants and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. There is no required distribution date for participants in a Roth IRA. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

     To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

     In general, annuity payments from a traditional IRA must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary.

     If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

     If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.

     An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

     The minimum distribution rules also apply to beneficiaries under a Roth IRA and are based on whether the participant dies before or after distribution begins.

     If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

     In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

     Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

     The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

     Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

     With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

     Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

     Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after the participant attains age 59-1/2, or on account of the participant's death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See
Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)

     For Roth IRAs, the minimum distribution rules do not apply prior to the participant's death. (See "ANNUITY PERIOD" above.)

     Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the expected number of payments as defined in Code Section 72 (d).; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

     Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

     In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

     If a distribution is made from a Qualified Contract sold in conjunction with a Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or (f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

     In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

     Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

     Special rules may apply on Nonqualified Contracts. See "Required Distributions - Nonqualified Contracts."

     Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

     Qualified Contracts in General: The Qualified Contract is designed for use as a Code Section 408(b) Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

     The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

     In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Code Section 415, is generally the lesser of 25% of compensation or $30,000. Compensation means compensation from the participant's employer sponsoring the plan and for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402
(g) and any amounts not includible in gross income under Code Sections 125 or
457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions you and your employer made to the plan and to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $10,000 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

     Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59 1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

     Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (non-deductible) basis.

     Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. If the recipient is a non-resident alien, any withholding will be governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status. We will report to the IRS the taxable portion of all distributions.


                                  MISCELLANEOUS
================================================================================

DISTRIBUTION

     The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

     The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.

     The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.

     Payment of Commissions. We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6.0% of Purchase Payments or as a combination of a certain percentage amount of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 6.0% of purchase payments over the life of the Contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.

     We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

DELAY OR SUSPENSION OF PAYMENTS

     The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

     From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include performance from the Fund's inception date.

     The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

     Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

     If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

     You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

     The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that

Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

     Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

     No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

     We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

         The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

Year 2000

         Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory,
(ii) assessment, (iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

         The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
           General
           Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

                                   APPENDIX A
                            ALIAC GUARANTEED ACCOUNT
================================================================================

     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.

     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration and credit one with a higher rate contingent upon use only with the Dollar Cost Averaging Program. If amounts are applied to a Guaranteed Term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another Guaranteed Term of the same duration and a market value adjustment ("MVA") will apply. The Company also reserves the right to limit the number of Guaranteed Terms or the availability of certain Guaranteed Terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to an MVA. An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account.

     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option; (3) amounts distributed under the Estate Conservation or Systematic Withdrawal Options; and (4) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program. However, if the Certificate Holder discontinues the Dollar Cost Averaging Program and the amounts in it are transferred in accordance with the Company's terms and conditions governing Guaranteed Terms, an MVA will apply. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to an MVA. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

                                   APPENDIX B

                                  FIXED ACCOUNT

     The Fixed Account is an investment option available during the Accumulation Period under Contracts offered in certain states. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

     Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account. declared on the date the Purchase Payment is received in good order at the Company's Home Office. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).

Dollar Cost Averaging

     Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the money market fund subaccount unless directed otherwise.

Mortality and Expense Risk Charges

     The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

     Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have been accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide variable Annuity payments.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allow provided by federal law.

                                   APPENDIX C

                         DESCRIPTION OF UNDERLYING FUNDS

     The investment results of the Funds describes below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

              Aetna Variable Fund d/b/a Aetna Growth and Income VP

     Investment Objective

     Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Capital appreciation and investment income will both be major factors in achieving total return.

     Policies

     Invests principally in common stocks and securities convertible into common stock which the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its assets in international equity securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

                     Aetna Income Shares d/b/a Aetna Bond VP

     Investment Objective

     Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

     Policies

     Invests at least 65 percent of its total assets in debt securities. It is anticipated that the Fund's effective average maturity normally will be between three and ten years. Usually, at least 70 percent of the Fund's assets are invested in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of the U.S. government, its agencies or instrumentalities; c) foreign government securities; d) commercial paper and other short-term investments with a maturity of less than one year; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-risk/high-yield securities (often called "junk bonds"). May invest up to 25 percent of its total assets in debt and/or equity international securities.

     Risks

     The value of debt securities may be affected by changes in general interest rates. "Junk bonds" tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.



             Aetna Variable Encore Fund d/b/a Aetna Money Market VP

     Investment Objective

     Seeks to provide high current return, consistent with preservation of capital and liquidity, by investing in high-quality money market instruments.

     Policies

     Earns interest by investing in short-term debt securities, including Treasury bills, commercial paper (the short-term borrowings of large companies), and other high-quality, fixed income securities. Invests primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its assets in foreign securities.

     Risks

     Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Balanced VP (formerly Aetna Investment Advisers Fund)

     Investment Objective

     Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents.

     Policies

     Assets are allocated among common and preferred stocks, bonds, U.S. government securities and derivatives, and money market instruments. May also invest in when-issued or delayed-delivery securities. Will not invest more than 25 percent of its total assets in high-risk/high-yield securities or "junk bonds." Will not invest more than 25 percent of its assets in international securities.

     Risks

     There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High risk/high-yield securities involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio)

     Investment Objective

     Seeks to provide capital appreciation. Designed for participants who have an investment horizon exceeding 15 years and a high level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 80 percent equities and 20 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company, while debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High risk/high-yield securities have additional credit risks, including lack of liquidity, greater likelihood of default and increased sensitivity to difficult economic and corporate developments.

     International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

       Aetna Crossroads VP (formerly Aetna Crossroads Variable Portfolio)

     Investment Objective

     Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The portfolio is designed for participants who have an investment horizon exceeding ten years and who have a moderate level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high quality and present minimal credit risk.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company; debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High risk/high-yield securities have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio)

     Investment Objective

     Seeks to provide total return consistent with preservation of capital. Designed for participants who have an investment horizon exceeding five years and a low level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     [bullet] Equity securities are chosen on the basis of their potential for capital appreciation.

     [bullet] Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations.

     [bullet] Money market investments are high-quality and present minimal credit risk. Securities include U.S. government obligations, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations.

     The benchmark portfolio is 40 percent equities and 60 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or value of the issuer; debt securities may be affected by changes in general interest rates and creditworthiness of the issuer. High risk/high-yield securities have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

                             Aetna Value Opportunity
            (formerly Aetna Variable Capital Appreciation Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value oriented approach in an attempt to outperform the total return performance of publicly-traded common stocks represented by the S&P 500.

     Policies

     Normally invests at least 65 percent of its net assets in common stocks. May also purchase securities aside from common stocks. The value of all non-common stock investments normally represents no more than 35 percent of the Portfolio's total assets. The Portfolio may invest up to 25 percent of its assets in foreign securities, buy and sell put and call options on stock indices and on individual stocks, purchase futures contracts, options contracts, engage in currency hedging and purchase securities on a "when-issued," delayed-delivery or forward-commitment basis.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Investments in securities of foreign issuers or securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs, less liquidity, price or income volatility, less government supervision and regulation of foreign stock exchanges and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

           Aetna Growth VP (formerly Aetna Variable Growth Portfolio)

     Investment Objective

     Seeks growth of capital through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

     Policies

     Normally invests at least 65 percent of its total assets in common stocks that have potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements with domestic banks and broker dealers, purchase commercial paper and other short-term instruments, and invest up to 25 percent of its assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-risk/high-yield securities or "junk bonds." May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High risk/high-yield securities may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

  Aetna Index Plus Large Cap VP (formerly Aetna Variable Index Plus Portfolio)

     Investment Objective

     Seeks to outperform the total return performance of publicly traded common stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P
500), an unmanaged stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation.1

     Policies

     The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in common stocks included in the S&P
500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

     Risks

     Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.

     Investment Adviser: Aeltus Investment Management, Inc.



--------
1 Inclusion of a stock in the S&P 500 in no way implies an opinion by Standard & Poor's Corporation as to the stock's attractiveness as an investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      Aetna Small Company (formerly Aetna Variable Small Company Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

     Policies

     Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

                             Aetna International VP

Investment objective

Seeks long term capital growth, primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The fund will not target any given level of current income.

Policies

Invests at least 65% of its total assets among securities principally traded in three or more countries outside of North America. The fund will invest primarily in equity securities, including securities convertible into common stocks. Will invest in a broad spectrum of companies and industries. Further, from time to time, the fund may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if un-rated, are considered by Aeltus to be of comparable quality. Additionally the fund may invest in options, futures, enter into repurchase agreements and engage in currency hedging.

Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards, and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.

Investment advisor: Aeltus Investment Management, Inc.

                         Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are Real Estate Investment Trusts (REITs).

Policies

Normally invests at least 65% of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50%) of their revenues or profits from real estate operations or related sources. The fund may invest in convertible securities and preferred stock. Additionally, the fund may invest in options and futures, enter into repurchase agreements, and invest up to 25% of its total assets in foreign securities. The fund will not invest more than 15% of the total value of its assets in high-yield bonds.

Risks

There are a number of risk factors to be considered when investing in the Real Estate Securities Fund. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.

Investment Adviser: Aeltus Investment Management, Inc.

                        Calvert Social Balanced Portfolio
           (formerly Calvert Responsibly Invested Balanced Portfolio)

     Investment Objective

     Seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services. Seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds, and money market instruments selected with a concern for the social impact of each investment.

     Policies

     The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest a least 25 percent of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10 percent of its assets in foreign securities.

     Risks

     Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

     Investment Adviser: Calvert Asset Management Company, Inc.

                      Fidelity VIP Equity-Income Portfolio

     Investment Objective

     Seeks reasonable income by investing primarily in income-producing equity securities. Also considers the potential for capital appreciation.

     Policies

     Seeks to achieve a yield that will beat that of the Standard & Poor's (S&P) 500 Index. The Portfolio normally invests at least 65 percent of its total assets in income producing common or preferred stock. The remainder of the Portfolio's assets will tend to be invested in debt obligations, many of which are expected to be convertible into common stocks. The Portfolio may invest the balance in all types of domestic and foreign securities, including bonds of varying quality. Portfolio managers do not expect to invest in debt securities of companies that do not have proven earnings or credit.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                          Fidelity VIP Growth Portfolio

     Investment Objective

     Seeks capital appreciation by investing in common stock, although the Portfolio is not limited to any one type of security. May pursue capital appreciation through the purchase of bonds and preferred stocks.

     Policies

     Tends to focus on smaller, lesser-known companies in new and emerging areas of the economy. The Portfolio may, however, pursue growth in larger or revitalized companies that hold a strong position in the market. These may be found in mature or declining industries. Companies that have strong growth potential often have new products, technologies, distribution channels, or other opportunities. Generally, these domestic and foreign companies tend to be small- and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. May not invest more than 20 percent of its assets in any one foreign country.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The market prices of stocks with high P/E ratios may be particularly sensitive to economic market or company news. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                       Fidelity VIP High Income Portfolio

     Investment Objective

     Seeks high current income, with capital growth as a secondary consideration.

     Policies

     Invests mainly in high-yielding debt securities, with an emphasis on longer-term, lower-quality fixed income securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities, but will not invest more than 20 percent of its assets in any one foreign country.

     Risks

     Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

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                         Fidelity VIP Overseas Portfolio

     Investment Objective

     Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S.

     Policies

     Normally invests at least 65 percent of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). Expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality. Invests in securities of both developed and emerging markets. May invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. Will tend to focus on the equity securities of both large and small companies. May invest in short-term debt securities and money market instruments for cash management purposes. When allocating the Portfolio's investments among countries and regions, the Portfolio Managers consider such factors as governmental policies, and the outlook for currency relationships. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. International funds have increased economic and political risks because they are exposed to events and factors in the various world markets, especially in emerging markets. In addition, changes in the value of foreign currencies can significantly affect the Portfolio's share price. The Portfolio seeks to reduce investment risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity VIP II Asset Manager Portfolio

     Investment Objective

     Seeks high total return with reduced risk over the long term.

     Policies

     Invests in a diverse range of stocks, bonds, short-term, and money market instruments, issued in the U.S. and abroad. The stock class includes equity securities of all types. The bond class includes all varieties of fixed income instruments with maturities of more than three years. The short-term instruments class includes all types of short-term instruments with remaining maturities of three years or less. The Portfolio has a neutral mix which represents the way investments generally will be allocated over the long term. This mix will vary over short-term periods - within defined ranges - based on the current outlook for the different markets. May invest up to 50 percent of its total assets in foreign securities, but will not invest more than 20 percent of its assets in any one foreign country.

     Risks

     The Portfolio seeks to reduce its overall risk by diversifying among different types of investments, but aggressively invests in a wide variety of security types, including stocks and bonds issued in developed and developing countries. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks.

     Investment Adviser: Fidelity Management & Research Company

                      Fidelity VIP II Contrafund Portfolio

     Investment Objective

     Seeks capital appreciation by investing mainly in equity securities of companies that FMR believes to be undervalued or out of favor.

     Policies

     Usually invests in common stock and securities convertible into common stock, but may invest in any type of security that may produce capital appreciation. Seeks companies that are: 1) unpopular, but that may improve due to developments such as a change in management, a new product line, or an improved balance sheet; or 2) recently popular, but temporarily out of favor due to short-term or one-time factors; or, undervalued compared to other companies in the same industry. May not invest more than 20 percent of its assets in any one foreign country, but may have an additional 15 percent invested in securities of issuers located in any one (but only one) of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or general market and economic conditions. The Portfolio's strategy can lead to investments in small- and medium-sized companies, which carry more risk than larger ones. Generally, such companies rely on limited product lines and markets, financial resources or other factors. This may make them more susceptible to downturns. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets. Seeks to manage risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                       Fidelity VIP II Index 500 Portfolio

     Investment Objective

     Seeks to match the total return of the S&P 500 while keeping expenses low.

     Policies

     Normally invests at least 80 percent (65 percent if Portfolio assets are below $20 million) of the Portfolio's assets in equity securities of companies that comprise the S&P 500. In seeking a 98 percent or better long-term correlation of the Portfolio's total return to that of the S&P 500, FMR employs a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. The Portfolio's composition may not always be identical to that of the index. If extraordinary circumstances warrant, FMR may exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective. FMR monitors the correlation between the performance of the Portfolio and the S&P 500 on a regular basis. Although the Portfolio focuses on common stocks, it may invest in other equity securities and other types of instruments. The Portfolio may invest up to 50 percent of its assets in foreign securities, but no more than 20 percent of its assets in any one foreign country.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks related to political or economic conditions in foreign countries, fluctuations in foreign debt currencies, withholding or other taxes, operational risks, increased regulatory burdens, and potentially less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                 Janus Aspen Series Aggressive Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital.

     Policies

     A nondiversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. Normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies-those whose market capitalizations fall within the range of companies in the Standard and Poor's (S&P) Mid Cap 400 Index. May invest, to a lesser degree, in other types of securities including preferred stocks, warrants, convertible securities, and debt securities. May invest up to 35 percent of its net assets in high-yield/high-risk debt securities ("junk bonds"). May at times hold substantial positions in cash equivalents or interest-bearing securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory, and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                      Janus Aspen Series Balanced Portfolio

     Investment Objective

     Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

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


     Policies

     Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Invests in common stocks of domestic and foreign companies. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when the portfolio manager perceives an opportunity for capital growth. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market financial and economic conditions. The portfolio manager generally takes a "bottom up" approach to building the Portfolio, seeking to identify individual companies with earnings growth potential that may not be recognized by the market at large.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                  Janus Aspen Series Flexible Income Portfolio

     Investment Objective

     Seeks maximum total return, consistent with the preservation of capital.

     Policies

     The Portfolio invests at least 80 percent of its assets in income-producing securities which may include: corporate bonds and notes, preferred stock, income-producing common stocks, debt securities convertible or exchangeable into equity securities, and debt securities with the right to acquire equity securities. May invest to a lesser degree in common stocks, other equity securities, or debt securities not currently paying dividends or interest. May purchase securities of any maturity and quality. Average maturity and quality of its portfolio may vary substantially. May invest without limit in foreign securities, including those of corporate and government issuers, as well as in high-yield/high-risk securities. May have substantial holdings of such securities, as well as in high-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's.

     Risks

     Foreign investing involves risks that are different in some respects from investments in securities of U.S. issuers including: economic/political volatility; less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and price, interest rate and currency risk. The value of lower-quality securities generally depends more on the ability of the issuer to meet interest and principal payments than is true for higher-quality securities. Issuers of high-yield securities are more vulnerable to real or perceived economic and political changes or adverse developments specific to the issuer. In the event of a default, the Portfolio would experience a reduction of its income and a decline in the market value of the defaulted securities.

     Investment Adviser: Janus Capital Corporation

                       Janus Aspen Series Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of foreign and domestic companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                  Janus Aspen Series Worldwide Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization or place of principal business activity. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                             MFS Total Return Series

     Investment Objective

     Seeks to provide above average income consistent with the prudent employment of capital; its secondary objective is to provide reasonable opportunity for growth of capital and income.

     Policies

     Under normal market conditions, at least 25 percent of the Series' assets will be invested in fixed income securities, and at least 40 percent (but no more than 75 percent) of the Series' assets will be invested in equity securities. The Series invests in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. May vary the percentage of assets invested in any one type of security depending on the Adviser's interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. The Series debt investment may consist of both investment grade securities and securities that are lower rated or unrated categories (commonly known as "junk bonds"). May hold up to 20 percent of its assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

     Risks

     Investing in the securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")



                           MFS World Government Series

     Investment Objective

     Seeks not only preservation, but also growth of capital, together with moderate current income.

     Policies

     The Series seeks to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting primarily in debt securities and, to a lesser extent, equity securities. Under normal circumstances, the Series invests at least 80 percent of its assets in debt securities. The Series may invest up to 100 percent (although it generally expects to invest not more than 80 percent) of its net assets in foreign securities. At least 65 percent of the Series' assets will be invested in at least three different countries, one of which may be the U.S., except when the Adviser believes that investing for temporary defensive purposes is appropriate. U.S. assets will be invested in high-quality debt securities, and the remainder of the assets will be diversified among countries where opportunities for total return are expected to be most attractive. It is currently expected that investments in foreign countries will be primarily in government securities to minimize credit risks.

     Risks

     Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")

                      Oppenheimer Capital Appreciation Fund

     Investment Objective

     Seeks to achieve capital appreciation by investing in "growth-type" companies.

     Policies

     "Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.

     Risks

     Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.

     Investment Adviser: OppenheimerFunds, Inc.



                       Oppenheimer Global Securities Fund

     Investment Objective

     Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     Policies

     Invests a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries, and special investment situations which are considered to have appreciation possibilities. May invest in foreign securities and the relative amount of such investments will change from time to time.

     Risks

     Stock prices will fluctuate. Foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing brokerage and economic standards. Investments in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile.

     Investment Adviser: OppenheimerFunds, Inc.

                        Oppenheimer Growth & Income Fund

     Investment Objective

     Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

     Policies

     Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. There is no minimum or maximum percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.

     Risks

     Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.

     Investment Adviser: OppenheimerFunds, Inc.

                         Oppenheimer Strategic Bond Fund

     Investment Objective

     Seeks a high level of current income principally derived from interest on debt securities. Seeks to enhance such income by writing covered call options on debt securities.

     Policies

     Invests principally in lower-rated, high-yield domestic debt securities (commonly shown as "junk bonds"), U.S. government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.

     Risks

     The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.

     Investment Adviser: OppenheimerFunds, Inc.

               Portfolio Partners MFS Emerging Equities Portfolio

     Investment Objective

     Seeks long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.

     Policies

     Normally invests at least 80 percent of its assets in common stocks of companies the subadviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors. The Portfolio will invest primarily in stocks. To a limited extent, however, it may seek appreciation in other types of securities such as convertible securities and warrants, when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions.

Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that are different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

                Portfolio Partners MFS Research Growth Portfolio

     Investment Objective

     Seeks to provide long-term growth of capital and future income.

     Policies

     Invests a substantial proportion of its assets in the common stocks, or securities convertible into common stocks, of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The Portfolio may invest up to 20 percent of its net assets in foreign securities, including emerging market securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

                  Portfolio Partners MFS Value Equity Portfolio

     Investment Objectives

     Seeks capital appreciation. Dividend income, if any, is an incidental consideration.

     Policies

     While the Portfolio's policy is to invest primarily in common stocks, it may seek appreciation in other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fixed-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Massachusetts Financial Services Company

            Portfolio Partners Scudder International Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

     Policies

     Invests in companies, wherever organized, that do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the subadviser believes have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: Scudder, Stevens & Clark, Inc.

            Portfolio Partners T. Rowe Price Growth Equity Portfolio

     Investment Objective

     Seeks long-term growth of capital and, secondly, to increase dividend income by investing primarily in common stocks of well established growth companies.

     Policies

     Under normal market conditions the Portfolio invests primarily in common stocks issued by a diversified group of growth companies. The companies in which the Portfolio invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, the Portfolio may invest in foreign securities and convertible securities and warrants, when the subadviser considers such investments consistent with the Portfolio's investment objective and policies.

     The Portfolio generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the subadviser. For example, the subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes. The Portfolio may engage in strategic transactions, which may include the use of derivatives.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser: T. Rowe Price Associates, Inc.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1998

                                  Marathon Plus
                              New York Growth Plus


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1998.

A free Prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:



                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547



Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.


                                TABLE OF CONTENTS

                                                         Page

General Information and History.....................      2
Variable Annuity Account B..........................      2
Offering and Purchase of Contracts..................      3
Performance Data....................................      3
     General........................................      3
     Average Annual Total Return Quotations.........      4
Annuity Payments....................................      9
Sales Material and Advertising......................     10
Independent Auditors................................     10
Financial Statements of the Separate Account........     S-1
Financial Statements of the Company.................     F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company had $____ billion invested through its products, including $___ billion in its separate accounts (of which the Company or an affiliate oversees the management of $___ billion) and $___ billion in its mutual funds offered outside of its separate accounts. As of December 31, 1997, it ranked among the top __% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the Prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the Prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contract are as follows:

    Aetna Variable Fund d/b/a/ Aetna Growth and                Janus Aspen Aggressive Growth Portfolio
      Income VP
    Aetna Income Shares d/b/a Aetna Bond VP                    Janus Aspen Balanced Portfolio
    Aetna Variable Encore Fund d/b/a Aetna Money               Janus Aspen Flexible Income Portfolio
      Market VP
    Aetna Balanced VP (formerly Aetna Investment               Janus Aspen Growth Portfolio
      Advisers Fund, Inc.)
    Aetna Ascent VP (formerly Aetna Ascent Variable            Janus Aspen Worldwide Growth Portfolio
      Portfolio)
    Aetna Crossroads VP (formerly Aetna Crossroads             MFS Total Return Series
      Variable Portfolio)
    Aetna Legacy VP (formerly Aetna Legacy Variable            MFS World Government Series
      Portfolio)
    Aetna Value Opportunity VP (formerly Aetna                 Oppenheimer Capital Appreciation Fund
      Variable Capital Appreciation Portfolio)
    Aetna Growth VP (formerly Aetna Variable Growth            Oppenheimer Global Securities Fund
      Portfolio)
    Aetna Index Plus Large Cap VP (formerly Aetna              Oppenheimer Growth & Income Fund
      Variable Index Plus Portfolio)
    Aetna Small Company VP (formerly Aetna                     Oppenheimer Strategic Bond Fund
      Variable Small Company Portfolio)
    Calvert Social Balanced Portfolio (formerly Calvert        Portfolio Partners MFS Emerging Equities
      Responsibly Invested Balanced Portfolio)                   Portfolio
    Fidelity VIP Equity-Income Portfolio                       Portfolio Partners MFS Research Growth
                                                                 Portfolio
    Fidelity VIP Growth Portfolio                              Portfolio Partners MFS Value Equity Portfolio
    Fidelity VIP High Income Portfolio                         Portfolio Partners Scudder International
                                                                 Growth Portfolio
    Fidelity VIP Overseas Portfolio                            Portfolio Partners T. Rowe Price Growth
                                                                 Equity Portfolio
    Fidelity VIP II Asset Manager Portfolio
    Fidelity VIP II Contrafund Portfolio
    Fidelity VIP II Index 500 Portfolio

The Funds currently available under the New York Growth Plus Contracts are as follows:


Federated American Leaders Fund II
Federated Equity Income Fund II
Federated Fund for U. S. Government Securities II
Federated Growth Strategies Fund II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Prime Money Fund II
Federated Utility Fund II

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the Prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the Prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the Prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of the maximum amount recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and deferred sales charge of 7% of Purchase Payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Fund under the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options under the Contracts issued by the Company. These returns reflect the maximum charges under the Contract as described under "General" above; the Company may also advertise returns based on lower charges that may apply to particular Contracts. Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.


                                                       TABLE A
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Date
  ($30.00 Maintenance Fee)                               Standardized                                      Contributions
                                                                                                               First
                                                                                                              Received
                                                                                                               Under
                                                                                                              Separate
                                                                                                              Account
-------------------------------------------------------------------------------------------------------------------------
         Subaccount                          One Year     Five Years     Ten Years      Since Inception*
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                              08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                          08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (1)                                                                                               N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP                                                                                            04/03/89
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                              08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                   05/30/97
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (1)(2)                                                                                    N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (1)                                                                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                              05/30/97
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                10/31/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                       05/30/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                         12/30/94
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                12/30/94
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                                           06/30/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                                                      01/31/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                         06/30/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                                                          06/30/95
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                              01/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive                                                                                10/31/94
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio                                                                        01/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible                                                                                  10/31/94
Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio                                                                          07/29/94
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide                                                                                 04/28/95
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                      05/31/96
-------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                                                                 05/31/96
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                                                                        05/30/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                                           05/30/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                             05/30/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                              05/30/97
-------------------------------------------------------------------------------------------------------------------------

                                                       TABLE A (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Date
  ($30.00 Maintenance Fee)                               Standardized                                      Contributions
                                                                                                               First
                                                                                                              Received
                                                                                                               Under
                                                                                                              Separate
                                                                                                              Account
-------------------------------------------------------------------------------------------------------------------------
         Subaccount                          One Year     Five Years     Ten Years      Since Inception*
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging
Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap
Portfolio/PPI MFS Emerging
Equities Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation Portfolio/PPI -MFS
Research Growth Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value
Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth
Portfolio/PPI-MFS Value Equity
Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder
International Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
Class A Shares/PPI-Scudder
International Growth Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price
Growth Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth
Portfolio/PPI-T. Rowe Price
Growth Equity Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included and methodology used in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced fund.

                                                       TABLE A (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               FUND
  ($30.00 Maintenance Fee)                               Non-Standardized                                    INCEPTION
                                                                                                               DATE
-------------------------------------------------------------------------------------------------------------------------
Subaccount                      One Year     Three Years    Five Years    Ten Years    Since Inception**
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                               07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                           07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (1)                                                                                             05/15/73
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP                                                                                             04/03/89
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                               07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity                                                                                       12/13/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (1)(2)                                                                                  08/01/75
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income (1)                                                                                   05/01/75
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                               12/13/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap                                                                                    09/16/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                        12/27/96
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                                                    10/09/86
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                 10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                                                                      09/19/85
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager                                                                                 09/06/89
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                                                                                    01/03/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                                                                                     08/27/92
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                               02/13/87
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive                                                                                 09/13/93
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                                                                                   09/13/93
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible                                                                                   09/13/93
Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth                                                                                     09/13/93
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide                                                                                  09/13/93
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                       01/03/95
-------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                                                                  06/14/94
-------------------------------------------------------------------------------------------------------------------------

                                                       TABLE A (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               FUND
  ($30.00 Maintenance Fee)                               Non-Standardized                                    INCEPTION
                                                                                                               DATE
-------------------------------------------------------------------------------------------------------------------------
Subaccount                      One Year     Three Years    Five Years    Ten Years    Since Inception**
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital                                                                                           09/15/86
Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                                                                 11/12/90
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                              09/06/95
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                               05/03/93
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging                                                                               11/28/97
Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap                                                                                      09/21/88
Portfolio/PPI MFS Emerging
Equities Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research                                                                               11/28/97
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                                                                                   11/20/87
Appreciation Portfolio/PPI -MFS
Research Growth Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value                                                                                  11/28/97
Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth                                                                                 09/10/84
Portfolio/PPI-MFS Value Equity
Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder                                                                                    11/28/97
International Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Scudder International  Portfolio                                                                              05/01/87
Class A Shares/PPI-Scudder
International Growth Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe                                                                                    11/28/97
Price Growth Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth                                                                                         01/09/89
Portfolio/PPI-T. Rowe Price
Growth Equity Portfolio (3)
-------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the Fund's inception date.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Funds Inception Date" refers to the applicable date for the replaced fund.

                                                      TABLE B
                                   Contracts or Certificates Issued in New York
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              Date
   ($30.00 Maintenance Fee)                       Standardized                                            Contributions
                                                                                                         First Received
                                                                                                         Under Separate
                                                                                                              Account
-------------------------------------------------------------------------------------------------------------------------
Subaccount                         One Year     Three Years    Five Years    Ten Years     Since Inception**
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                              08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                          08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (1)                                                                                               N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP                                                                                            04/03/89
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                              08/31/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity                                                                                      05/30/97
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (1)(2)                                                                                    N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income (1)                                                                                     N/A
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                              05/30/97
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap                                                                                   10/31/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company                                                                                          05/30/97
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                              02/28/97
-------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(3)                                                                             11/30/94
-------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                                                                    09/30/94
-------------------------------------------------------------------------------------------------------------------------
Federated American Leaders                                                                                   09/30/94
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated Fund for US Gov't                                                                                  09/30/94
Securities II
-------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies                                                                                  10/02/95
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond                                                                                   09/30/94
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated International                                                                                      05/31/95
Equity Fund II
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                                                   12/30/94
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                12/30/94
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                                                                     06/30/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager                                                                                01/31/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                                                                                   06/30/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                                                                                    06/30/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                                                                        01/31/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive                                                                                10/31/94
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                                                                                  01/31/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible                                                                                  10/31/94
Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth                                                                                    07/29/94
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide                                                                                 04/28/95
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                      05/31/96
-------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                                                                 05/31/96
-------------------------------------------------------------------------------------------------------------------------

                                                  TABLE B (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              Date
   ($30.00 Maintenance Fee)                       Standardized                                            Contributions
                                                                                                         First Received
                                                                                                         Under Separate
                                                                                                              Account
-------------------------------------------------------------------------------------------------------------------------
Subaccount                         One Year     Three Years    Five Years    Ten Years     Since Inception**
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                                                                             05/30/97
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                                                                05/30/97
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                             05/30/97
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                              05/30/97
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging
Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap
Portfolio/PPI MFS Emerging
Equities Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation Protfolio/PPI-MFS
Research Growth Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value
Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth
Portfolio/PPI-MFS Value Equity
Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder
International Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
Class A Shares/PPI-Scudder
International Growth Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price
Growth Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth
Portfolio/PPI-T. Rowe Price
Growth Equity Portfoli (4)
-------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included and methodology used in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(3) The current yield for the Fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(4) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced fund.

                                                      TABLE B
                                   Contracts or Certificates Issued in New York
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               FUND
   ($30.00 Maintenance Fee)                       Non-Standardized                                           INCEPTION
                                                                                                               DATE
-------------------------------------------------------------------------------------------------------------------------
Subaccount                           One Year        Five Years       Ten Years      Since Inception**
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                              07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                          07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (1)                                                                                            05/15/73
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP                                                                                            04/03/89
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                              07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity                                                                                      12/13/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                                                  08/01/75
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income (1)                                                                                  05/01/75
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                              12/13/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap                                                                                   09/16/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company                                                                                          12/27/96
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                              01/02/97
-------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (3)                                                                             11/18/94
-------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                                                                    02/10/94
-------------------------------------------------------------------------------------------------------------------------
Federated American Leaders                                                                                   02/10/94
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated Fund for US Gov't                                                                                  03/28/94
Securities II
-------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies                                                                                  10/02/95
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond                                                                                   03/01/94
Fund II
-------------------------------------------------------------------------------------------------------------------------
Federated International                                                                                      05/08/95
Equity Fund II
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                                                   10/09/86
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                10/09/86
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                                                                     09/19/85
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager                                                                                09/06/89
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                                                                                   01/03/95
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                                                                                    08/27/92
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                                                                        02/13/87
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive                                                                                09/13/93
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                                                                                  09/13/93
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible                                                                                  09/13/93
Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth                                                                                    09/13/93
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide                                                                                 09/13/93
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------

                                                      TABLE B
                                   Contracts or Certificates Issued in New York
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               FUND
   ($30.00 Maintenance Fee)                       Non-Standardized                                           INCEPTION
                                                                                                               DATE
-------------------------------------------------------------------------------------------------------------------------
Subaccount                           One Year        Five Years       Ten Years      Since Inception**
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                      01/03/95
-------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                                                                 06/14/94
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital                                                                                          09/15/86
Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                                                                11/12/90
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income                                                                                  09/06/95
Fund
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                              05/03/93
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS                                                                                       11/28/97
Emerging Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap                                                                                     09/21/88
Portfolio/PPI MFS Emerging
Equities Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS                                                                                       11/28/97
Research Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                                                                                  11/20/87
Appreciation Portfolio/PPI-MFS
Research Growth Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value                                                                                 11/28/97
Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Neuberger&Berman AMT Growth                                                                                  09/10/84
Portfolio/PPI-MFS Value Equity
Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder                                                                                   11/28/97
International Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Scudder International                                                                                        05/01/87
Portfolio Class A
Shares/PPI-Scudder
International Growth Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe                                                                                   11/28/97
Price Growth Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth                                                                                        01/09/89
Portfolio/PPI-T. Rowe Price
Growth Equity Portfolio (4)
-------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the fund for the 7-day period ended December 31, 1997 was _____% on a standardized basis.
(3) The current yield for the Fund for the 7-day period ended December 31, 1997 was _____% on a non-standardized basis.
(4) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:*

         (1) Included in Part A:
             Condensed Financial Information

         (2) Included in Part B:

             Financial Statements of Variable Annuity Account B:*
             - Statement of Assets and Liabilities as of December 31, 1997
             - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
             - Notes to Financial Statements
             - Independent Auditors' Report
             Financial Statements of the Depositor:
             - Independent Auditors' Report
             - Consolidated Statements of Income for the years ended
               December 31, 1997, 1996 and 1995
             - Consolidated Balance Sheets as of December 31, 1997 and 1996
             - Consolidated Statements of Changes in Shareholder's Equity for
               the years ended December 31, 1997, 1996 and 1995
             - Consolidated Statements of Cash Flows for the years ended
               December 31, 1997, 1996 and 1995
             - Notes to Consolidated Financial Statements

*To be filed by amendment

(b)  Exhibits
       (1)        Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Selling Agreement(2)
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
       (3.3)      Federated Broker Dealer Agreement (9/2/94)(4)
       (4.1)      Variable Annuity Contract G-CDA-97(NY)(5)
       (4.2)      Variable Annuity Contract Certificate GMCC-97(NY) to Contract
                  G-CDA-97(NY)(5)
       (4.3)      Variable Annuity Contract G-MP1(5/97)(6)
       (4.4)      Variable Annuity Contract Certificate MP1CERT(5/97)(6)
       (4.5)      Variable Annuity Contract I-MP1(5/97)(6)
       (4.6)      Variable Annuity Contract G-MP1(5/96)(7)
       (4.7)      Variable Annuity Contract Certificate MP1CERT(5/96)(7)

       (4.8)      Variable Annuity Contract I-MP1(5/96)(7)
       (4.9)      Variable Annuity Contract G-CDA-96(NY)(7)
       (4.10)     Variable Annuity Contract Certificate GMCC-96(NY)(7)
       (4.11)     Variable Annuity Contracts and Certificates G-CDA-IC(NQ),
                  G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ)(8)
       (4.12)     Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY),
                  GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)(9)
       (4.13)     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.14)     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.15)     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.16)     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.17)     Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(7)
       (4.18)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(6)
       (4.19)     Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)(5)
       (4.20)     Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)(5)
       (4.21)     Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)(5)
       (4.22)     Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)(5)
       (4.23)     Endorsement MP1END(9/97) to Contract G-MP1(5/97)
                  and Certificate MP1CERT(5/97)(10)
       (4.24)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)(10)
       (4.25)     Endorsement MPNQEND(4/95) to Contract G-CDA-IC (NQ)
       (4.26)     Endorsement MPIREND(4/95) to Contract G-CDA-IC (IR)
       (4.27)     Endorsement IMPNQEND(4/95) to Contract I-CDA-IC (NQ/MP)
       (4.28)     Endorsement IMPIREND(4/95) to Contract I-CDA-IC (IR/MP)
       (4.29)     Endorsement MPNQCERTEND(4/95) to Certificate GMCC-IC (NQ)
       (4.30)     Endorsement MPIRCERTEND(4/95) to Certificate GMCC-IC (IR)
       (4.31)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                  Group Contract (G-MP1(5/97))(5)
       (4.32)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract (I-MP1(5/97))(5)
       (5.1)      Variable Annuity Contract Application MPAPPNY(1/96)(5)
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)(11)
       (5.3)      Variable Annuity Contract Application (710.6.13)(11)
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(12)

       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(13)

       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(14)

       (7)        Not applicable

       (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)

       (8.2) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(15)

       (8.3) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(15)

       (8.4) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated July 1, 1994(16)

       (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

       (8.6) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)

       (8.7) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(17)

       (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

       (8.9)     Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)

       (8.10) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(18)

       (8.11) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)

       (8.12) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(19)

       (8.13) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(19)

       (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

       (8.15) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)

       (8.16) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(7)

       (8.17) First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(20)

       (8.18) Second Amendment dated March 14, 1997 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(16)

       (8.19) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(16)

       (8.20) Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company dated March 11, 1997(16)

       (8.21) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)

       (8.22) Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)

       (9)        Opinion and Consent of Counsel*

       (10)       Consent of Independent Auditors*

       (11)       Not applicable

       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data(20)
       (14)       Not applicable
       (15.1)     Powers of Attorney(21)
       (15.2)     Authorization for Signatures(3)

       *  To be filed by Amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
     April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003265).

5. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on December 16, 1997 (Accession No. 0000950146-97-001918).

6. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).

8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 19, 1995 (Accession No. 0000950109-95-003821).

10. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 12, 1998 (Accession No. 0000950146-98-000194).

11. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).

12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

15. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).

16. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

17. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

18. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

19. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

20. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020393).

21. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1996 (Accession No. 0000950146-97-001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                        Positions and Offices with Depositor

Thomas J. McInerney                      Director and President

Timothy A. Holt                          Director, Senior Vice President and
                                         Chief Financial Officer

J. Scott Fox                             Director and Senior Vice President

John Y. Kim                              Director and Senior Vice President

Shaun P. Mathews                         Director and Senior Vice President

Thomas P. Waldron                        Director

Deborah Koltenuk                         Vice President and Treasurer,
                                         Corporate Controller

Frederick D. Kelsven                     Vice President and Chief Compliance
                                         Officer

Kirk P. Wickman                          Vice President, General Counsel
                                         and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

Item 27. Number of Contract Owners

     As of December 31, 1997, there were 61,284 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless (1) the individual has met the standard of conduct set forth in
Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Series Fund, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997*:

    (1)             (2)                (3)             (4)           (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation*

Aetna Life                          $                                $
Insurance and
Annuity
Company

 * To be filed by amendment.

** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of February, 1998.

                          VARIABLE ANNUITY ACCOUNT B OF AETNA
                          LIFE INSURANCE AND ANNUITY COMPANY
                          (Registrant)

                      By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                          (Depositor)

                      By: Thomas J. McInerney*
                          ----------------------------------
                          Thomas J. McInerney
                          President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                             Title                                                          Date

Thomas J. McInerney*                  Director and President                                    )
------------------------------------  (principal executive officer)                             )
Thomas J. McInerney

                                                                                                )
Timothy A. Holt*                     Director, Senior Vice President and Chief                  )
-----------------------------------  Financial Officer                                          )
Timothy A. Holt
                                                                                                     February 27,

J. Scott Fox*                         Director                                                  )    1998
------------------------------------
J. Scott Fox                                                                                    )
                                                                                                )

John Y. Kim*                           Director                                                 )
------------------------------------
John Y. Kim                                                                                     )


Shaun P. Mathews*                      Director                                                 )
------------------------------------
Shaun P. Mathews                                                                                )
                                                                                                )

Thomas P. Waldron*                     Director                                                 )
------------------------------------
Thomas P. Waldron                                                                               )
                                                                                                )

Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller        )
------------------------------------
Deborah Koltenuk                                                                                )

By:    /s/ Julie E. Rockmore
    ------------------------------------------
       Julie E. Rockmor
e
       *Attorney-in-Fact



                                            VARIABLE ANNUITY ACCOUNT B
                                                  EXHIBIT INDEX

Exhibit No.     Exhibit                                                                        Page

99-B.1          Resolution of the Board of Directors of Aetna Life Insurance and Annuity         *
                Company establishing Variable Annuity Account B

99-B.3.1        Selling Agreement                                                                *

99-B.3.2        Alternative Form of Wholesaling Agreement and Related Selling Agreement          *

99-B.3.3        Federated Broker Dealer Agreement (9/2/94)                                       *

99-B.4.1        Variable Annuity Contract G-CDA-97(NY)                                           *

99-B.4.2        Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)       *

99-B.4.3        Variable Annuity Contract G-MP1(5/97)                                            *

99-B.4.4        Variable Annuity Contract Certificate MP1CERT(5/97)                              *

99-B.4.5        Variable Annuity Contract I-MP1(5/97)                                            *

99-B.4.6        Variable Annuity Contract G-MP1(5/96)                                            *

99-B.4.7        Variable Annuity Contract Certificate MP1CERT(5/96)                              *

99-B.4.8        Variable Annuity Contract I-MP1(5/96)                                            *

99-B.4.9        Variable Annuity Contract G-CDA-96(NY)                                           *

99-B.4.10       Variable Annuity Contract Certificate GMCC-96(NY)                                *

99-B.4.11       Variable Annuity Contracts and Certificates                                      *
                G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP),
                I-CDA-IC(IR/MP), GMCC-IC(NQ)

*Incorporated by reference


Exhibit No.     Exhibit                                                                        Page

99-B.4.12       Variable Annuity Contracts and Certificates                                      *
                G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)

99-B.4.13       Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and         *
                Certificate MP1CERT(5/96)

99-B.4.14       Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract                           *
                G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.15       Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and         *
                Certificate MP1CERT(5/96)

99-B.4.16       Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and           *
                Certificate MP1CERT(5/96)

99-B.4.17       Endorsement G-MP1IRA(11/96)) to Contract                                         *
                G-CDA-96(NY) and Certificate GMCC-96(NY)

99-B.4.18       Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)                               *

99-B.4.19       Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)                                 *

99-B.4.20       Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)                                 *

99-B.4.21       Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)                                *

99-B.4.22       Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)                              *

99-B.4.23       Endorsement MP1END(9/97) to Contract G-MP1(5/97) and Certificate                 *
                MP1CERT(5/97)

99-B.4.24       Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)                               *

*Incorporated by reference


Exhibit No.     Exhibit                                                                        Page

99-B.4.25       Endorsement MPNQEND(4/95) to Contract G-CDA-IC (NQ)
                                                                                       -----------------

99-B.4.26       Endorsement MPIREND(4/95) to Contract G-CDA-IC (IR)
                                                                                       -----------------

99-B.4.27       Endorsement IMPNQEND(4/95) to Contract I-CDA-IC (NQ/MP)
                                                                                       -----------------

99.B.4.28       Endorsement IMPIREND(4/95) to Contract I-CDA-IC (IR/MP)
                                                                                       -----------------

99-B.4.29       Endorsement MPNQCERTEND(4/95) to Certificate GMCC-IC (NQ)
                                                                                       -----------------

99-B.4.30       Endorsement MPIRCERTEND(4/95) to Certificate GMCC-IC (IR)
                                                                                       -----------------

99-B.4.31       Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract       *
                (G-MP1(5/97))

99-B.4.32       Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual           *
                Contract (I-MP1(5/97))

99-B.5.1        Variable Annuity Contract Application MPAPPNY(1/96)                              *

99-B.5.2        Variable Annuity Contract Application (300-MAR-IB)                               *

99-B.5.3        Variable Annuity Contract Application (710.6.13)                                 *

99-B.6.1        Certificate of Incorporation of Aetna Life Insurance and Annuity Company         *

99-B.6.2        Amendment of Certificate of Incorporation of Aetna Life Insurance and            *
                Annuity Company

99-B.6.3         By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity        *
                Company

99-B.8.1        Fund Participation Agreement (Amended and Restated) between Aetna Life           *
                Insurance and Annuity Company, Alger American Fund and Fred Alger
                Management, Inc. dated as of March 31, 1995

*Incorporated by reference


Exhibit No.     Exhibit                                                                        Page

99-B.8.2        Fund Participation Agreement among Calvert Responsibly Invested
                Balanced Portfolio, Calvert Asset Management Company, Inc. and
                Aetna Life Insurance and Annuity Company dated December 1, 1997                  *

99-B.8.3        Service Agreement between Calvert Asset Management Company, Inc.
                and Aetna Life Insurance and Annuity Company dated December 1,
                1997                                                                             *


99-B.8.4        Fund Participation Agreement by and among Aetna Life Insurance and Annuity       *
                Company, Insurance Management Series and Federated Advisors dated
                July 1, 1994

99-B.8.5        Fund Participation Agreement between Aetna Life Insurance and                    *
                Annuity Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996

*Incorporated by reference


Exhibit No.     Exhibit                                                                        Page

99-B.8.6        Fifth Amendment, dated as of May 1, 1997, to the Fund                            *
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996

99-B.8.7        Sixth Amendment dated November 6, 1997 to the Fund Participation                 *
                Agreement between Aetna Life Insurance and Annuity Company,
                Variable Insurance Products Fund and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15,
                1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997

99-B.8.8        Fund Participation Agreement between Aetna Life Insurance and                    *
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996, and March 1, 1996

99-B.8.9        Fifth Amendment, dated as of May 1, 1997, to the Fund                            *
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996, and March 1, 1996

99.B-8.10       Service Agreement between Aetna Life Insurance and Annuity Company and           *
                Fidelity Investments Institutional Operations Company dated as of
                November 1, 1995

99-B.8.11       Amendment dated January 1, 1997 to Service Agreement between Aetna Life          *
                Insurance and Annuity Company and Fidelity Investments Institutional
                Operations Company dated as of November 1, 1995

99-B.8.12       Fund Participation Agreement among Janus Aspen Series and Aetna Life             *
                Insurance and Annuity Company and Janus Capital Corporation dated December
                8, 1997

*Incorporated by reference


Exhibit No.     Exhibit                                                                        Page

99-B.8.13       Service Agreement between Janus Capital Corporation and Aetna Life Insurance     *
                and Annuity Company dated December 8, 1997

99-B.8.14       Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                Company and Lexington Management Corporation regarding Natural Resources
                Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.15       Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                Corporation (its investment advisor) dated April 28, 1994

99-B.8.16       Fund Participation Agreement among MFS Variable Insurance Trust,
                Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company                                                       *

99-B.8.17       First Amendment dated September 3, 1996 to Fund Participation
                Agreement among MFS Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company                                                                 *

99-B.8.18       Second Amendment dated March 14, 1997 to Fund Participation
                Agreement among MFS Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company                                                                 *

99-B.8.19       Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
                Funds, Inc. dated March 11, 1997

99-B.8.20       Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance       *
                and Annuity Company dated March 11, 1997

99-B.8.21       Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.22       Administrative Service Agreement between Aetna Life Insurance and Annuity        *
                Company and Agency, Inc.

99-B.9          Opinion and Consent of Counsel                                                   **

99-B.10         Consent of Independent Auditors                                                  **

99-B.13         Schedule for Computation of Performance Data                                     *

99-B.15.1       Powers of Attorney                                                               *

99-B.15.2       Authorization for Signatures                                                     *

*  Incorporated by reference
** To be filed by amendment
